UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790
                                   ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
                    -----------------------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       ------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 3/31/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           MARCH 31, 2005
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER               TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                 FRANKLIN CALIFORNIA
                TAX-FREE INCOME FUND                 Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                            That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ...........................................    4

ANNUAL REPORT

Franklin California Tax-Free Income Fund ...............................    7

Performance Summary ....................................................   13

Your Fund's Expenses ...................................................   18

Financial Highlights and Statement of Investments ......................   20

Financial Statements ...................................................   52

Notes to Financial Statements ..........................................   56

Report of Independent Registered Public Accounting Firm ................   63

Tax Designation ........................................................   64

Board Members and Officers .............................................   65

Shareholder Information ................................................   70

--------------------------------------------------------------------------------


ANNUAL REPORT

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from federal and California state personal income taxes consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.(1)

--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

Franklin California Tax-Free Income Fund
Based on Total Long-Term Investments as of 3/31/05**

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ....................................   49.6%
AA .....................................    4.7%
A ......................................   16.7%
BBB ....................................   17.2%
Below Investment Grade .................    6.8%
Not Rated by S&P .......................    5.0%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                        MOODY'S        FITCH        INTERNAL
AAA or Aaa                        0.9%           --            0.6%
AA or Aa                          0.1%           --              --
A                                 0.2%           --            0.2%
BBB or Baa                        0.8%         0.1%            1.3%
Below Investment Grade              --           --            0.8%
-------------------------------------------------------------------
Total                             2.0%         0.1%            2.9%

--------------------------------------------------------------------------------

This annual report for Franklin California Tax-Free Income Fund covers the fiscal year ended March 31, 2005.

(1). For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


                                                               Annual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, decreased from $7.32 on March 31, 2004, to $7.27 on March 31, 2005. The Fund's Class A shares paid dividends totaling 33.70 cents per share for the same period.(2) The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.43% based on an annualization of March's
2.80 cent per share dividend and the maximum offering price of $7.59 on March 31, 2005. An investor in the 2005 maximum combined federal and California state income tax bracket of 41.05% would need to earn a distribution rate of 7.51% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

California's large and diverse economy continued to modestly recover as the gap between state and national unemployment rates narrowed during the 12 months ended March 31, 2005. Job growth was strongest in professional and business services (the state's largest employment category) and in construction due to the housing boom, but remained flat or declining in the manufacturing, information and government services sectors. Although state personal income levels remained above average and grew during the review period, income growth rates lagged the nation's.

(2). Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


8 | Annual Report

DIVIDEND DISTRIBUTIONS(2)

Franklin California Tax-Free Income Fund
4/1/04-3/31/05

--------------------------------------------------------------------------------
                                        DIVIDEND PER SHARE
                   -------------------------------------------------------------
   MONTH              CLASS A        CLASS B         CLASS C      ADVISOR CLASS
--------------------------------------------------------------------------------
April               2.85 cents      2.50 cents      2.51 cents      2.90 cents
--------------------------------------------------------------------------------
May                 2.85 cents      2.50 cents      2.51 cents      2.90 cents
--------------------------------------------------------------------------------
June                2.80 cents      2.47 cents      2.47 cents      2.85 cents
--------------------------------------------------------------------------------
July                2.80 cents      2.47 cents      2.47 cents      2.86 cents
--------------------------------------------------------------------------------
August              2.80 cents      2.47 cents      2.47 cents      2.85 cents
--------------------------------------------------------------------------------
September           2.80 cents      2.46 cents      2.46 cents      2.86 cents
--------------------------------------------------------------------------------
October             2.80 cents      2.46 cents      2.46 cents      2.85 cents
--------------------------------------------------------------------------------
November            2.80 cents      2.46 cents      2.46 cents      2.85 cents
--------------------------------------------------------------------------------
December            2.80 cents      2.46 cents      2.45 cents      2.86 cents
--------------------------------------------------------------------------------
January             2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
February            2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
March               2.80 cents      2.46 cents      2.45 cents      2.85 cents
--------------------------------------------------------------------------------
TOTAL              33.70 CENTS     29.63 CENTS     29.61 CENTS     34.33 CENTS
--------------------------------------------------------------------------------

The state's financial condition improved in 2004, mostly due to increased state tax collections resulting from an improved employment picture and higher personal incomes, which benefited from the national recovery. Although recent economic trends fostered growth during the review period, California's dependence on personal income tax receipts as a primary revenue source has led to volatile financial operations in the past. For example, personal incomes, which tend to rise and fall with the business cycle, generated severely depressed state revenues during the last economic downturn; consequently, the state ended each of the fiscal years since 2001 with a major budget deficit. The state's last three budgets attempted to close shortfalls by borrowing, shifting funds and deferring debt repayments. But most of the solutions were temporary and the gaps reemerged. Population growth and educational spending policies continued to pressure state expenditures and debt repayment is expected to consume an increasing share of the general fund. Last year, voters authorized $15 billion in "economic recovery" bonds to pay off the state's accumulated budget deficit and other obligations, which should benefit the state in the long term, but has added to California's growing and above-average debt burden. The governor's revised budget plan indicated some improvement over prior years, with less reliance on one-time revenues and revised revenue assumptions.


                                                               Annual Report | 9

PORTFOLIO BREAKDOWN

Franklin California Tax-Free Income Fund
3/31/05

--------------------------------------------------
                                       % OF TOTAL
                           LONG-TERM INVESTMENTS*
--------------------------------------------------
Transportation                               21.0%
--------------------------------------------------
Prerefunded                                  18.7%
--------------------------------------------------
Hospital & Health Care                       13.1%
--------------------------------------------------
Utilities                                    11.3%
--------------------------------------------------
General Obligation                           11.1%
--------------------------------------------------
Subject to Government Appropriations          9.8%
--------------------------------------------------
Tax-Supported                                 6.7%
--------------------------------------------------
Other Revenue                                 4.2%
--------------------------------------------------
Higher Education                              2.2%
--------------------------------------------------
Housing                                       1.9%
--------------------------------------------------

* Does not include short-term investments and other net assets.

In light of a now established recovery trend in the state's economy and tax revenues, as well as an improved budgetary and liquidity outlook, independent credit rating agency Standard & Poor's assigned California's general obligation bonds an A rating with a stable outlook.(3) However, the state's ratings remained well below the 50-state credit quality averages, due to significant ongoing fiscal challenges, plus administrative and legal factors that weaken its financial flexibility.

MUNICIPAL BOND MARKET OVERVIEW

For the one-year period ended March 31, 2005, the fixed income markets had positive performance despite record high oil prices, the presidential election, concerns about the dollar, and mixed economic releases. Although experiencing some volatility throughout the year, long-term interest rates ended the year close to where they started. Municipal bonds outperformed U.S. Treasury bonds with similar maturities. The Lehman Brothers Municipal Bond Index returned 2.67% for the period, while the Lehman Brothers U.S. Treasury Index returned 0.04%.(4)

In contrast, short-term interest rates experienced greater changes over the year. The Federal Reserve Board raised the federal funds target rate from 1.00% to 2.75% in seven successive moves from late June through March. The Treasury yield curve, which shows rates for Treasuries with short to long maturities, flattened somewhat as short-term rates went up and longer-maturity Treasuries traded in a narrower range. Over the one-year period, the 10-year Treasury bond yield increased 64 basis points (100 basis points equal one percent), while the 30-year Treasury bond yield decreased 1 basis point. According to Municipal Market Data, 10- and 30-year municipal bond yields increased 41 and 5 basis points.(5) Consequently, long-maturity municipal bonds outperformed intermediates.

(3).  This does not indicate Standard & Poor's rating of the Fund.

(4). Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued. The index excludes Treasury bills (because of the maturity constraint), flower bonds, targeted investor notes (TINs), and state and local government series (SLGS) bonds, STRIPS and Treasury Inflation-Protected Securities (TIPS).


10 | Annual Report

Although short-term interest rates rose during the year, overall interest rates remained relatively low. This environment led to another high-volume year for new-issue municipal bonds. Just as homebuyers seek the lowest mortgage rates, municipalities borrow money when interest rates are low. Thus, over the past two years, municipalities have issued more bonds to lock in lower rates. Municipalities issued more than $358 billion in new debt during 2004.(6) Although this was a decrease of more than 6% from 2003 (a record year), 2004 was the third successive year of more than $300 billion in new issuance.(6) Demand for municipal bonds remained strong as investors sought to reinvest proceeds from a combination of coupon payments, maturities and bond calls. Healthy demand came from a wide range of traditional buyers including mutual funds, individuals and property and casualty companies, as well as crossover buyers. Crossover buyers, such as hedge funds, typically invest in taxable securities, but they enter the tax-exempt market when municipal valuations are attractive.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Our value-oriented philosophy of investing primarily for income, combined with a relatively steep yield curve, favored longer-term bonds during the reporting period. Consistent with our strategy, we sought to remain fully invested in bonds ranging from 15 to 30 years in maturity with good call features. We also maintained our conservative, buy-and-hold investment strategy as we attempted to provide shareholders with high, current, tax-free income.

(5).  Source: Thomson Financial.

(6).  Source: THE BOND BUYER.


                                                              Annual Report | 11

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 |  Annual Report

PERFORMANCE SUMMARY AS OF 3/31/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------
CLASS A  (SYMBOL: FKTFX)                       CHANGE    3/31/05    3/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.05     $ 7.27     $ 7.32
---------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-3/31/05)
---------------------------------------------------------------------------
Dividend Income                   $ 0.3370
---------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.0054
---------------------------------------------------------------------------
       TOTAL                      $ 0.3424
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS B  (SYMBOL: FCABX)                       CHANGE    3/31/05    3/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.05     $ 7.26     $ 7.31
---------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-3/31/05)
---------------------------------------------------------------------------
Dividend Income                   $ 0.2963
---------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.0054
---------------------------------------------------------------------------
       TOTAL                      $ 0.3017
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS C  (SYMBOL: FRCTX)                       CHANGE    3/31/05    3/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.05     $ 7.26     $ 7.31
---------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-3/31/05)
---------------------------------------------------------------------------
Dividend Income                   $ 0.2961
---------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.0054
---------------------------------------------------------------------------
       TOTAL                      $ 0.3015
---------------------------------------------------------------------------

---------------------------------------------------------------------------
ADVISOR CLASS  (SYMBOL: FCAVX)                 CHANGE    3/31/05    3/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.05     $ 7.26     $ 7.31
---------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-3/31/05)
---------------------------------------------------------------------------
Dividend Income                   $ 0.3433
---------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.0054
---------------------------------------------------------------------------
       TOTAL                      $ 0.3487
---------------------------------------------------------------------------

Franklin California Tax-Free Income Fund paid distributions derived from long-term capital gains of 0.54 cents per share in December 2004. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


                                                              Annual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------
CLASS A                                                  1-YEAR      5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                               +4.16%     +36.24%        +77.63%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                           -0.20%      +5.45%         +5.45%
------------------------------------------------------------------------------------------------
   Distribution Rate(3)                        4.43%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     7.51%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                3.74%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 6.34%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS B                                                  1-YEAR      5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                               +3.57%     +32.49%        +30.30%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                           -0.40%      +5.47%         +4.33%
------------------------------------------------------------------------------------------------
   Distribution Rate(3)                        4.07%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     6.90%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                3.33%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 5.65%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS C                                                  1-YEAR      5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                               +3.57%     +32.52%        +67.43%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                           +2.58%      +5.79%         +5.33%
------------------------------------------------------------------------------------------------
   Distribution Rate(3)                        4.05%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     6.87%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                3.34%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 5.67%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
ADVISOR CLASS(6)                                         1-YEAR      5-YEAR        10-YEAR
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                               +4.26%     +36.47%        +77.92%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                           +4.26%      +6.42%         +5.93%
------------------------------------------------------------------------------------------------
   Distribution Rate(3)                        4.71%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate(4)     7.99%
------------------------------------------------------------------------------------------------
   30-Day Standardized Yield(5)                3.99%
------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield(4)                 6.77%
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                            3/31/05
------------------------------------------
1-Year                              -0.20%
------------------------------------------
5-Year                              +5.45%
------------------------------------------
10-Year                             +5.45%
------------------------------------------

CLASS A (4/1/95-3/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin California      Lehman Brothers Municipal
       Date        Tax-Free Income Fund           Bond Index(7)          CPI(7)
   ----------      --------------------     -------------------------    ------
     4/1/1995              9,569                     10,000              10,000
    4/30/1995              9,592                     10,012              10,033
    5/31/1995              9,819                     10,331              10,053
    6/30/1995              9,761                     10,241              10,073
    7/31/1995              9,825                     10,338              10,073
    8/31/1995              9,918                     10,469              10,099
    9/30/1995              9,983                     10,535              10,119
   10/31/1995             10,118                     10,688              10,152
   11/30/1995             10,268                     10,866              10,145
   12/31/1995             10,377                     10,970              10,139
    1/31/1996             10,429                     11,053              10,198
    2/29/1996             10,382                     10,978              10,231
    3/31/1996             10,277                     10,838              10,284
    4/30/1996             10,259                     10,807              10,324
    5/31/1996             10,283                     10,803              10,343
    6/30/1996             10,393                     10,921              10,350
    7/31/1996             10,461                     11,020              10,370
    8/31/1996             10,484                     11,017              10,390
    9/30/1996             10,627                     11,171              10,423
   10/31/1996             10,725                     11,298              10,456
   11/30/1996             10,885                     11,505              10,476
   12/31/1996             10,863                     11,456              10,476
    1/31/1997             10,873                     11,478              10,509
    2/28/1997             10,973                     11,583              10,542
    3/31/1997             10,860                     11,429              10,568
    4/30/1997             10,946                     11,524              10,581
    5/31/1997             11,095                     11,698              10,575
    6/30/1997             11,182                     11,822              10,588
    7/31/1997             11,440                     12,150              10,601
    8/31/1997             11,385                     12,036              10,621
    9/30/1997             11,519                     12,179              10,647
   10/31/1997             11,590                     12,257              10,674
   11/30/1997             11,678                     12,329              10,667
   12/31/1997             11,820                     12,509              10,654
    1/31/1998             11,924                     12,638              10,674
    2/28/1998             11,949                     12,642              10,694
    3/31/1998             11,957                     12,653              10,713
    4/30/1998             11,929                     12,596              10,733
    5/31/1998             12,098                     12,795              10,753
    6/30/1998             12,149                     12,846              10,766
    7/31/1998             12,170                     12,878              10,779
    8/31/1998             12,342                     13,077              10,793
    9/30/1998             12,514                     13,240              10,806
   10/31/1998             12,519                     13,240              10,832
   11/30/1998             12,592                     13,286              10,832
   12/31/1998             12,587                     13,320              10,826
    1/31/1999             12,708                     13,478              10,852
    2/28/1999             12,693                     13,419              10,865
    3/31/1999             12,726                     13,438              10,898
    4/30/1999             12,743                     13,471              10,978
    5/31/1999             12,655                     13,393              10,978
    6/30/1999             12,473                     13,200              10,978
    7/31/1999             12,490                     13,249              11,011
    8/31/1999             12,315                     13,142              11,037
    9/30/1999             12,298                     13,148              11,090
   10/31/1999             12,086                     13,005              11,110
   11/30/1999             12,194                     13,144              11,116
   12/31/1999             12,035                     13,046              11,116
    1/31/2000             11,911                     12,989              11,149
    2/29/2000             12,129                     13,140              11,215
    3/31/2000             12,476                     13,427              11,308
    4/30/2000             12,350                     13,348              11,314
    5/31/2000             12,297                     13,278              11,328
    6/30/2000             12,648                     13,630              11,387
    7/31/2000             12,853                     13,820              11,413
    8/31/2000             13,114                     14,033              11,413
    9/30/2000             13,060                     13,960              11,473
   10/31/2000             13,193                     14,112              11,493
   11/30/2000             13,270                     14,219              11,499
   12/31/2000             13,555                     14,570              11,493
    1/31/2001             13,689                     14,714              11,565
    2/28/2001             13,729                     14,761              11,612
    3/31/2001             13,846                     14,893              11,638
    4/30/2001             13,617                     14,732              11,684
    5/31/2001             13,774                     14,891              11,737
    6/30/2001             13,852                     14,990              11,757
    7/31/2001             14,086                     15,212              11,724
    8/31/2001             14,419                     15,463              11,724
    9/30/2001             14,362                     15,411              11,777
   10/31/2001             14,481                     15,595              11,737
   11/30/2001             14,442                     15,463              11,717
   12/31/2001             14,282                     15,317              11,671
    1/31/2002             14,462                     15,583              11,697
    2/28/2002             14,544                     15,770              11,744
    3/31/2002             14,243                     15,461              11,810
    4/30/2002             14,446                     15,763              11,876
    5/31/2002             14,548                     15,859              11,876
    6/30/2002             14,691                     16,027              11,882
    7/31/2002             14,834                     16,233              11,896
    8/31/2002             14,999                     16,428              11,935
    9/30/2002             15,351                     16,788              11,955
   10/31/2002             15,018                     16,510              11,975
   11/30/2002             14,997                     16,441              11,975
   12/31/2002             15,247                     16,788              11,948
    1/31/2003             15,182                     16,745              12,001
    2/28/2003             15,371                     16,980              12,094
    3/31/2003             15,390                     16,990              12,166
    4/30/2003             15,473                     17,102              12,140
    5/31/2003             15,857                     17,502              12,120
    6/30/2003             15,789                     17,428              12,133
    7/31/2003             15,203                     16,818              12,147
    8/31/2003             15,243                     16,944              12,193
    9/30/2003             15,610                     17,442              12,232
   10/31/2003             15,585                     17,354              12,219
   11/30/2003             15,823                     17,535              12,186
   12/31/2003             15,952                     17,680              12,173
    1/31/2004             16,081                     17,781              12,232
    2/29/2004             16,344                     18,049              12,299
    3/31/2004             16,319                     17,986              12,378
    4/30/2004             15,913                     17,560              12,417
    5/31/2004             15,797                     17,496              12,490
    6/30/2004             15,883                     17,560              12,530
    7/31/2004             16,082                     17,791              12,510
    8/31/2004             16,419                     18,148              12,517
    9/30/2004             16,505                     18,244              12,543
   10/31/2004             16,684                     18,401              12,609
   11/30/2004             16,611                     18,249              12,616
   12/31/2004             16,827                     18,472              12,569
    1/31/2005             17,100                     18,645              12,596
    2/28/2005             17,072                     18,583              12,668
    3/31/2005             16,997                     18,465              12,768


AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                            3/31/05
------------------------------------------
1-Year                              -0.40%
------------------------------------------
5-Year                              +5.47%
------------------------------------------
Since Inception (1/1/99)            +4.33%
------------------------------------------

CLASS B (1/1/99-3/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin California      Lehman Brothers Municipal
       Date        Tax-Free Income Fund           Bond Index(7)          CPI(7)
   ----------      --------------------     -------------------------    ------
     1/1/1999             10,000                     10,000              10,000
    1/31/1999             10,083                     10,119              10,024
    2/28/1999             10,079                     10,075              10,037
    2/28/1999             10,079                     10,075              10,037
    3/31/1999             10,088                     10,089              10,067
    4/30/1999             10,098                     10,114              10,140
    5/31/1999             10,038                     10,055              10,140
    6/30/1999              9,875                      9,911              10,140
    7/31/1999              9,884                      9,947              10,171
    8/31/1999              9,739                      9,867              10,195
    9/30/1999              9,736                      9,871              10,244
   10/31/1999              9,550                      9,764              10,262
   11/30/1999              9,644                      9,868              10,268
   12/31/1999              9,514                      9,794              10,268
    1/31/2000              9,412                      9,752              10,299
    2/29/2000              9,566                      9,865              10,360
    3/31/2000              9,835                     10,081              10,445
    4/30/2000              9,745                     10,021              10,451
    5/31/2000              9,699                      9,969              10,464
    6/30/2000              9,956                     10,233              10,519
    7/31/2000             10,113                     10,375              10,543
    8/31/2000             10,329                     10,535              10,543
    9/30/2000             10,281                     10,481              10,598
   10/31/2000             10,366                     10,595              10,616
   11/30/2000             10,422                     10,675              10,622
   12/31/2000             10,655                     10,939              10,616
    1/31/2001             10,741                     11,047              10,683
    2/28/2001             10,767                     11,082              10,726
    3/31/2001             10,869                     11,182              10,750
    4/30/2001             10,684                     11,060              10,793
    5/31/2001             10,787                     11,179              10,842
    6/30/2001             10,843                     11,254              10,860
    7/31/2001             11,022                     11,421              10,830
    8/31/2001             11,293                     11,609              10,830
    9/30/2001             11,227                     11,570              10,879
   10/31/2001             11,330                     11,708              10,842
   11/30/2001             11,279                     11,609              10,824
   12/31/2001             11,148                     11,499              10,781
    1/31/2002             11,285                     11,699              10,805
    2/28/2002             11,343                     11,840              10,848
    3/31/2002             11,103                     11,608              10,909
    4/30/2002             11,256                     11,835              10,970
    5/31/2002             11,331                     11,907              10,970
    6/30/2002             11,437                     12,033              10,976
    7/31/2002             11,543                     12,187              10,988
    8/31/2002             11,667                     12,334              11,025
    9/30/2002             11,935                     12,604              11,043
   10/31/2002             11,687                     12,395              11,062
   11/30/2002             11,665                     12,343              11,062
   12/31/2002             11,838                     12,604              11,037
    1/31/2003             11,782                     12,572              11,086
    2/28/2003             11,939                     12,748              11,171
    3/31/2003             11,931                     12,755              11,239
    4/30/2003             11,990                     12,840              11,214
    5/31/2003             12,282                     13,140              11,196
    6/30/2003             12,224                     13,084              11,208
    7/31/2003             11,764                     12,627              11,220
    8/31/2003             11,789                     12,721              11,263
    9/30/2003             12,068                     13,095              11,300
   10/31/2003             12,043                     13,029              11,287
   11/30/2003             12,238                     13,165              11,257
   12/31/2003             12,332                     13,274              11,245
    1/31/2004             12,409                     13,350              11,300
    2/29/2004             12,607                     13,551              11,361
    3/31/2004             12,581                     13,503              11,434
    4/30/2004             12,279                     13,184              11,470
    5/31/2004             12,166                     13,136              11,538
    6/30/2004             12,226                     13,184              11,574
    7/31/2004             12,374                     13,357              11,556
    8/31/2004             12,628                     13,625              11,562
    9/30/2004             12,688                     13,697              11,586
   10/31/2004             12,820                     13,815              11,647
   11/30/2004             12,757                     13,701              11,653
   12/31/2004             12,935                     13,868              11,611
    1/31/2005             13,122                     13,998              11,635
    2/28/2005             13,094                     13,951              11,702
    3/31/2005             13,030                     13,863              11,794


                                                              Annual Report | 15

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                            3/31/05
------------------------------------------
1-Year                              +2.58%
------------------------------------------
5-Year                              +5.79%
------------------------------------------
Since Inception (5/1/95)            +5.33%
------------------------------------------

CLASS C (5/1/95-3/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin California      Lehman Brothers Municipal
       Date        Tax-Free Income Fund           Bond Index(7)          CPI(7)
   ----------      --------------------     -------------------------    ------
     5/1/1995             10,000                     10,000              10,000
    5/31/1995             10,241                     10,319              10,020
    6/30/1995             10,160                     10,229              10,039
    7/31/1995             10,221                     10,326              10,039
    8/31/1995             10,312                     10,457              10,066
    9/30/1995             10,389                     10,523              10,086
   10/31/1995             10,509                     10,676              10,118
   11/30/1995             10,674                     10,853              10,112
   12/31/1995             10,780                     10,957              10,105
    1/31/1996             10,829                     11,040              10,165
    2/29/1996             10,774                     10,966              10,197
    3/31/1996             10,667                     10,825              10,250
    4/30/1996             10,642                     10,795              10,290
    5/31/1996             10,647                     10,791              10,309
    6/30/1996             10,755                     10,908              10,316
    7/31/1996             10,835                     11,007              10,336
    8/31/1996             10,854                     11,004              10,355
    9/30/1996             10,981                     11,158              10,388
   10/31/1996             11,093                     11,285              10,421
   11/30/1996             11,237                     11,491              10,441
   12/31/1996             11,210                     11,443              10,441
    1/31/1997             11,214                     11,464              10,474
    2/28/1997             11,313                     11,569              10,507
    3/31/1997             11,207                     11,415              10,533
    4/30/1997             11,290                     11,511              10,546
    5/31/1997             11,422                     11,684              10,540
    6/30/1997             11,506                     11,808              10,553
    7/31/1997             11,783                     12,136              10,566
    8/31/1997             11,705                     12,022              10,586
    9/30/1997             11,838                     12,164              10,612
   10/31/1997             11,906                     12,243              10,639
   11/30/1997             11,990                     12,315              10,632
   12/31/1997             12,147                     12,494              10,619
    1/31/1998             12,248                     12,623              10,639
    2/28/1998             12,251                     12,627              10,658
    3/31/1998             12,270                     12,638              10,678
    4/30/1998             12,218                     12,581              10,698
    5/31/1998             12,386                     12,780              10,718
    6/30/1998             12,431                     12,831              10,731
    7/31/1998             12,465                     12,863              10,744
    8/31/1998             12,635                     13,062              10,757
    9/30/1998             12,805                     13,224              10,770
   10/31/1998             12,805                     13,224              10,797
   11/30/1998             12,856                     13,270              10,797
   12/31/1998             12,845                     13,304              10,790
    1/31/1999             12,963                     13,462              10,816
    2/28/1999             12,959                     13,403              10,829
    3/31/1999             12,969                     13,422              10,862
    4/30/1999             12,979                     13,455              10,941
    5/31/1999             12,901                     13,377              10,941
    6/30/1999             12,691                     13,185              10,941
    7/31/1999             12,702                     13,233              10,974
    8/31/1999             12,517                     13,127              11,001
    9/30/1999             12,512                     13,132              11,053
   10/31/1999             12,273                     12,990              11,073
   11/30/1999             12,395                     13,128              11,080
   12/31/1999             12,227                     13,030              11,080
    1/31/2000             12,096                     12,974              11,113
    2/29/2000             12,294                     13,124              11,178
    3/31/2000             12,640                     13,411              11,271
    4/30/2000             12,525                     13,332              11,277
    5/31/2000             12,448                     13,263              11,290
    6/30/2000             12,797                     13,614              11,350
    7/31/2000             12,999                     13,803              11,376
    8/31/2000             13,276                     14,016              11,376
    9/30/2000             13,197                     13,943              11,435
   10/31/2000             13,325                     14,095              11,455
   11/30/2000             13,396                     14,202              11,461
   12/31/2000             13,697                     14,553              11,455
    1/31/2001             13,807                     14,697              11,527
    2/28/2001             13,841                     14,744              11,573
    3/31/2001             13,952                     14,876              11,600
    4/30/2001             13,714                     14,715              11,646
    5/31/2001             13,865                     14,873              11,698
    6/30/2001             13,937                     14,973              11,718
    7/31/2001             14,167                     15,194              11,685
    8/31/2001             14,515                     15,445              11,685
    9/30/2001             14,430                     15,393              11,738
   10/31/2001             14,563                     15,576              11,698
   11/30/2001             14,497                     15,445              11,679
   12/31/2001             14,330                     15,299              11,633
    1/31/2002             14,505                     15,564              11,659
    2/28/2002             14,580                     15,752              11,705
    3/31/2002             14,271                     15,443              11,771
    4/30/2002             14,468                     15,745              11,837
    5/31/2002             14,563                     15,841              11,837
    6/30/2002             14,700                     16,008              11,843
    7/31/2002             14,836                     16,214              11,856
    8/31/2002             14,995                     16,409              11,896
    9/30/2002             15,340                     16,768              11,916
   10/31/2002             15,000                     16,490              11,935
   11/30/2002             14,972                     16,422              11,935
   12/31/2002             15,215                     16,768              11,909
    1/31/2003             15,143                     16,726              11,962
    2/28/2003             15,345                     16,960              12,054
    3/31/2003             15,335                     16,970              12,126
    4/30/2003             15,411                     17,082              12,100
    5/31/2003             15,786                     17,482              12,080
    6/30/2003             15,711                     17,407              12,093
    7/31/2003             15,120                     16,798              12,107
    8/31/2003             15,153                     16,924              12,153
    9/30/2003             15,510                     17,421              12,192
   10/31/2003             15,478                     17,333              12,179
   11/30/2003             15,729                     17,514              12,146
   12/31/2003             15,851                     17,659              12,133
    1/31/2004             15,951                     17,760              12,192
    2/29/2004             16,206                     18,028              12,258
    3/31/2004             16,173                     17,965              12,337
    4/30/2004             15,762                     17,539              12,377
    5/31/2004             15,640                     17,476              12,449
    6/30/2004             15,718                     17,539              12,488
    7/31/2004             15,908                     17,770              12,469
    8/31/2004             16,233                     18,126              12,475
    9/30/2004             16,312                     18,222              12,502
   10/31/2004             16,481                     18,379              12,567
   11/30/2004             16,400                     18,228              12,574
   12/31/2004             16,629                     18,450              12,528
    1/31/2005             16,868                     18,623              12,554
    2/28/2005             16,832                     18,561              12,627
    3/31/2005             16,743                     18,444              12,725

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS(6)                   3/31/05
------------------------------------------
1-Year                              +4.26%
------------------------------------------
5-Year                              +6.42%
------------------------------------------
10-Year                             +5.93%
------------------------------------------

ADVISOR CLASS (4/1/95-3/31/05)(6)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin California      Lehman Brothers Municipal
       Date        Tax-Free Income Fund           Bond Index(7)          CPI(7)
   ----------      --------------------     -------------------------    ------
     4/1/1995            $10,000                     10,000              10,000
    4/30/1995            $10,024                     10,012              10,033
    5/31/1995            $10,261                     10,331              10,053
    6/30/1995            $10,200                     10,241              10,073
    7/31/1995            $10,267                     10,338              10,073
    8/31/1995            $10,364                     10,469              10,099
    9/30/1995            $10,432                     10,535              10,119
   10/31/1995            $10,574                     10,688              10,152
   11/30/1995            $10,730                     10,866              10,145
   12/31/1995            $10,844                     10,970              10,139
    1/31/1996            $10,899                     11,053              10,198
    2/29/1996            $10,849                     10,978              10,231
    3/31/1996            $10,740                     10,838              10,284
    4/30/1996            $10,720                     10,807              10,324
    5/31/1996            $10,746                     10,803              10,343
    6/30/1996            $10,861                     10,921              10,350
    7/31/1996            $10,932                     11,020              10,370
    8/31/1996            $10,956                     11,017              10,390
    9/30/1996            $11,105                     11,171              10,423
   10/31/1996            $11,208                     11,298              10,456
   11/30/1996            $11,374                     11,505              10,476
   12/31/1996            $11,352                     11,456              10,476
    1/31/1997            $11,361                     11,478              10,509
    2/28/1997            $11,466                     11,583              10,542
    3/31/1997            $11,348                     11,429              10,568
    4/30/1997            $11,438                     11,524              10,581
    5/31/1997            $11,593                     11,698              10,575
    6/30/1997            $11,684                     11,822              10,588
    7/31/1997            $11,953                     12,150              10,601
    8/31/1997            $11,896                     12,036              10,621
    9/30/1997            $12,036                     12,179              10,647
   10/31/1997            $12,111                     12,257              10,674
   11/30/1997            $12,202                     12,329              10,667
   12/31/1997            $12,351                     12,509              10,654
    1/31/1998            $12,460                     12,638              10,674
    2/28/1998            $12,486                     12,642              10,694
    3/31/1998            $12,494                     12,653              10,713
    4/30/1998            $12,465                     12,596              10,733
    5/31/1998            $12,642                     12,795              10,753
    6/30/1998            $12,695                     12,846              10,766
    7/31/1998            $12,717                     12,878              10,779
    8/31/1998            $12,896                     13,077              10,793
    9/30/1998            $13,076                     13,240              10,806
   10/31/1998            $13,081                     13,240              10,832
   11/30/1998            $13,157                     13,286              10,832
   12/31/1998            $13,152                     13,320              10,826
    1/31/1999            $13,279                     13,478              10,852
    2/28/1999            $13,263                     13,419              10,865
    3/31/1999            $13,298                     13,438              10,898
    4/30/1999            $13,315                     13,471              10,978
    5/31/1999            $13,224                     13,393              10,978
    6/30/1999            $13,033                     13,200              10,978
    7/31/1999            $13,051                     13,249              11,011
    8/31/1999            $12,868                     13,142              11,037
    9/30/1999            $12,850                     13,148              11,090
   10/31/1999            $12,629                     13,005              11,110
   11/30/1999            $12,742                     13,144              11,116
   12/31/1999            $12,575                     13,046              11,116
    1/31/2000            $12,446                     12,989              11,149
    2/29/2000            $12,674                     13,140              11,215
    3/31/2000            $13,036                     13,427              11,308
    4/30/2000            $12,905                     13,348              11,314
    5/31/2000            $12,849                     13,278              11,328
    6/30/2000            $13,216                     13,630              11,387
    7/31/2000            $13,430                     13,820              11,413
    8/31/2000            $13,704                     14,033              11,413
    9/30/2000            $13,647                     13,960              11,473
   10/31/2000            $13,786                     14,112              11,493
   11/30/2000            $13,866                     14,219              11,499
   12/31/2000            $14,164                     14,570              11,493
    1/31/2001            $14,305                     14,714              11,565
    2/28/2001            $14,346                     14,761              11,612
    3/31/2001            $14,468                     14,893              11,638
    4/30/2001            $14,229                     14,732              11,684
    5/31/2001            $14,392                     14,891              11,737
    6/30/2001            $14,474                     14,990              11,757
    7/31/2001            $14,719                     15,212              11,724
    8/31/2001            $15,067                     15,463              11,724
    9/30/2001            $15,007                     15,411              11,777
   10/31/2001            $15,132                     15,595              11,737
   11/30/2001            $15,071                     15,463              11,717
   12/31/2001            $14,905                     15,317              11,671
    1/31/2002            $15,095                     15,583              11,697
    2/28/2002            $15,181                     15,770              11,744
    3/31/2002            $14,888                     15,461              11,810
    4/30/2002            $15,101                     15,763              11,876
    5/31/2002            $15,188                     15,859              11,876
    6/30/2002            $15,339                     16,027              11,882
    7/31/2002            $15,489                     16,233              11,896
    8/31/2002            $15,663                     16,428              11,935
    9/30/2002            $16,032                     16,788              11,955
   10/31/2002            $15,707                     16,510              11,975
   11/30/2002            $15,664                     16,441              11,975
   12/31/2002            $15,927                     16,788              11,948
    1/31/2003            $15,860                     16,745              12,001
    2/28/2003            $16,080                     16,980              12,094
    3/31/2003            $16,079                     16,990              12,166
    4/30/2003            $16,167                     17,102              12,140
    5/31/2003            $16,570                     17,502              12,120
    6/30/2003            $16,501                     17,428              12,133
    7/31/2003            $15,889                     16,818              12,147
    8/31/2003            $15,932                     16,944              12,193
    9/30/2003            $16,317                     17,442              12,232
   10/31/2003            $16,315                     17,354              12,219
   11/30/2003            $16,565                     17,535              12,186
   12/31/2003            $16,702                     17,680              12,173
    1/31/2004            $16,815                     17,781              12,232
    2/29/2004            $17,092                     18,049              12,299
    3/31/2004            $17,066                     17,986              12,378
    4/30/2004            $16,665                     17,560              12,417
    5/31/2004            $16,522                     17,496              12,490
    6/30/2004            $16,613                     17,560              12,530
    7/31/2004            $16,823                     17,791              12,510
    8/31/2004            $17,177                     18,148              12,517
    9/30/2004            $17,269                     18,244              12,543
   10/31/2004            $17,458                     18,401              12,609
   11/30/2004            $17,382                     18,249              12,616
   12/31/2004            $17,634                     18,472              12,569
    1/31/2005            $17,898                     18,645              12,596
    2/28/2005            $17,869                     18,583              12,668
    3/31/2005            $17,792                     18,465              12,768


16 | Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B:            These shares have higher annual fees and expenses than Class
                    A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:      Shares are available to certain eligible investors as
                    described in the prospectus.

(1). Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2). Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(3). Distribution rate is based on an annualization of the respective class's March dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 3/31/05.

(4). Taxable equivalent distribution rate and yield assume the published rates as of 12/23/04 for the maximum combined federal and California state personal income tax bracket of 41.05%, based on the federal income tax rate of 35.00%.

(5). Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 3/31/05.

(6). Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +18.54% and +4.99%.

(7). Sources: Lehman Brothers Inc.; Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 17

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 9/30/04     VALUE 3/31/05     PERIOD* 9/30/04-3/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,029.80                $2.88
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.09                $2.87
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,027.00                $5.71
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.30                $5.69
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,026.90                $5.71
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.30                $5.69
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,030.30                $2.43
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.54                $2.42
--------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.57%; B: 1.13%; C: 1.13%; and Advisor: 0.48%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                              Annual Report | 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

                                                ----------------------------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
CLASS A                                                 2005             2004             2003             2002             2001
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $       7.32     $       7.24     $       7.07     $       7.24     $       6.88
                                                ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................           0.34             0.35             0.35             0.37             0.37

 Net realized and unrealized gains (losses) .          (0.04)            0.07             0.21            (0.16)            0.36
                                                ----------------------------------------------------------------------------------
Total from investment operations ............           0.30             0.42             0.56             0.21             0.73
                                                ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ......................          (0.34)           (0.34)           (0.36)           (0.37)           (0.37)

 Net realized gains .........................          (0.01)              --            (0.03)           (0.01)              --
                                                ----------------------------------------------------------------------------------
Total distributions .........................          (0.35)           (0.34)           (0.39)           (0.38)           (0.37)
                                                ----------------------------------------------------------------------------------
Redemption fees .............................             --(c)            --               --               --               --
                                                ----------------------------------------------------------------------------------
Net asset value, end of year ................   $       7.27     $       7.32     $       7.24     $       7.07     $       7.24
                                                ==================================================================================


Total return(b) .............................           4.16%            6.04%            8.05%            2.87%           10.98%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $ 12,270,603     $ 12,784,815     $ 13,376,339     $ 13,016,197     $ 13,279,037

Ratio to average net assets:

 Expenses ...................................           0.57%            0.58%            0.57%            0.57%            0.57%

 Net investment income ......................           4.76%            4.80%            4.90%            5.08%            5.31%

Portfolio turnover rate .....................           8.46%           11.57%           11.92%           13.23%            5.83%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


20 | See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                ----------------------------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
CLASS B                                                 2005             2004             2003             2002             2001
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $       7.31     $       7.23     $       7.07     $       7.24     $       6.87
                                                ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................           0.30             0.30             0.31             0.33             0.33

 Net realized and unrealized gains (losses) .          (0.04)            0.08             0.20            (0.16)            0.37
                                                ----------------------------------------------------------------------------------
Total from investment operations ............           0.26             0.38             0.51             0.17             0.70
                                                ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ......................          (0.30)           (0.30)           (0.32)           (0.33)           (0.33)

 Net realized gains .........................          (0.01)              --            (0.03)           (0.01)              --
                                                ----------------------------------------------------------------------------------
Total distributions .........................          (0.31)           (0.30)           (0.35)           (0.34)           (0.33)
                                                ----------------------------------------------------------------------------------
Redemption fees .............................             --(c)            --               --               --               --
                                                ----------------------------------------------------------------------------------
Net asset value, end of year ................   $       7.26     $       7.31     $       7.23     $       7.07     $       7.24
                                                ==================================================================================

Total return(b) .............................           3.57%            5.44%            7.46%            2.15%           10.51%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $    358,856     $    394,728     $    402,085     $    309,196     $    193,428

Ratio to average net assets:

 Expenses ...................................           1.14%            1.15%            1.14%            1.14%            1.14%

 Net investment income ......................           4.19%            4.23%            4.33%            4.51%            4.73%

Portfolio turnover rate .....................           8.46%           11.57%           11.92%           13.23%            5.83%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                ----------------------------------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
CLASS C                                                 2005             2004             2003             2002             2001
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $       7.31     $       7.23     $       7.06     $       7.23     $       6.87
                                                ----------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................           0.30             0.30             0.31             0.33             0.33

 Net realized and unrealized gains (losses) .          (0.04)            0.08             0.21            (0.16)            0.36
                                                ----------------------------------------------------------------------------------
Total from investment operations ............           0.26             0.38             0.52             0.17             0.69
                                                ----------------------------------------------------------------------------------

Less distributions from:

 Net investment income ......................          (0.30)           (0.30)           (0.32)           (0.33)           (0.33)

 Net realized gains .........................          (0.01)              --            (0.03)           (0.01)              --
                                                ----------------------------------------------------------------------------------
Total distributions .........................          (0.31)           (0.30)           (0.35)           (0.34)           (0.33)
                                                ----------------------------------------------------------------------------------
Redemption fees .............................             --(c)            --               --               --               --
                                                ----------------------------------------------------------------------------------
Net asset value, end of year ................   $       7.26     $       7.31     $       7.23     $       7.06     $       7.23
                                                ==================================================================================

Total return(b) .............................           3.57%            5.46%            7.46%            2.29%           10.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $    494,254     $    523,545     $    538,460     $    464,108     $    393,652

Ratio to average net assets:

 Expenses ...................................           1.14%            1.15%            1.13%            1.14%            1.14%

 Net investment income ......................           4.19%            4.23%            4.34%            4.52%            4.74%

Portfolio turnover rate .....................           8.46%           11.57%           11.92%           13.23%            5.83%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.


22 | See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                                                --------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
ADVISOR CLASS                                           2005             2004             2003          2002(d)
                                                --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $       7.31     $       7.23     $       7.07     $       7.29
                                                --------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ...................           0.35             0.35             0.36             0.19

 Net realized and unrealized gains (losses) .          (0.05)            0.08             0.19            (0.24)
                                                --------------------------------------------------------------------
Total from investment operations ............           0.30             0.43             0.55            (0.05)
                                                --------------------------------------------------------------------

Less distributions from:

 Net investment income ......................          (0.34)           (0.35)           (0.36)           (0.16)

 Net realized gains .........................          (0.01)              --            (0.03)           (0.01)
                                                --------------------------------------------------------------------
Total distributions .........................          (0.35)           (0.35)           (0.39)           (0.17)
                                                --------------------------------------------------------------------
Redemption fees .............................             --(c)            --               --               --
                                                --------------------------------------------------------------------
Net asset value, end of year ................   $       7.26     $       7.31     $       7.23     $       7.07
                                                ====================================================================


Total return(b) .............................           4.26%            6.13%            8.00%           (0.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $     42,389     $     14,096     $     10,217     $      2,134

Ratio to average net assets:

 Expenses ...................................           0.49%            0.50%            0.49%            0.49%(e)

 Net investment income ......................           4.84%            4.88%            4.98%            5.25%(e)

Portfolio turnover rate .....................           8.46%           11.57%           11.92%           13.23%

(a)   Based on average daily shares outstanding.

(b)   Total return does not reflect the contingent deferred sales charge.

(c)   Amount is less than $0.01 per share.

(d)   For the period October 1, 2001 (effective date) to March 31, 2002.

(e)   Annualized.


                         Annual Report | See notes to financial statements. | 23

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.9%
   BONDS 82.5%
   CALIFORNIA 75.5%
   ABAG Finance Authority for Nonprofit Corps. COP,
       6.75%, 8/01/20 ............................................................................  $   3,785,000   $     3,896,014
       6.125%, 3/01/21 ...........................................................................      4,245,000         4,466,801
       Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 ..........        810,000           812,114
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 .....................................      6,000,000         6,220,320
       Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 .....................................     20,625,000        21,055,237
       Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 .....................      5,000,000         5,265,100
       Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 ..........................      5,000,000         5,294,050
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .............................      5,525,000         5,834,400
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 ....................      5,000,000         5,124,300
   ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
     Series A, 5.45%, 4/01/39 ....................................................................      5,500,000         5,519,470
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Association,
       Series A, 6.125%, 8/15/20 .................................................................     23,525,000        25,642,250
       Series C, 5.375%, 3/01/21 .................................................................      5,000,000         5,191,450
   ABAG Revenue,
       Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 .............      4,760,000         4,864,910
       Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ..............      4,140,000         4,184,505
       Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 ........................      1,470,000         1,510,072
       Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ........................      3,670,000         3,863,446
   ABAG Water and Wastewater Revenue, Pooled Financing Program,
     Series A, FSA Insured, 5.30%, 10/01/21 ......................................................      5,450,000         5,887,526
   Alameda Corridor Transportation Authority Revenue, senior lien,
     Series A, MBIA Insured, 5.00%, 10/01/29 .....................................................     24,490,000        24,937,677
   Alameda County COP, Alameda County Medical Center Project, MBIA Insured,
       5.00%, 6/01/23 ............................................................................     19,195,000        20,037,469
       5.30%, 6/01/26 ............................................................................      7,000,000         7,021,770
       5.00%, 6/01/28 ............................................................................      8,925,000         9,254,689
   Alvord USD, GO, Series A, FGIC Insured, 5.375%, 8/01/27 .......................................      6,100,000         6,275,741
   Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
       9/01/27 ...................................................................................      8,900,000         9,141,457
       3/01/37 ...................................................................................    100,000,000       102,206,000
   Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
       10/01/29 ..................................................................................      4,325,000         4,466,860
       10/01/34 ..................................................................................      5,500,000         5,659,060
   Anaheim UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/25 .......................................      3,900,000         4,264,260
   Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
     MBIA Insured, 5.50%, 8/01/22 ................................................................      4,870,000         5,214,699
   Antioch PFA, Reassessment Revenue, sub. lien,
       Refunding, Series B, 5.50%, 9/02/08 .......................................................      1,155,000         1,195,864
       Refunding, Sub Series B, 5.60%, 9/02/09 ...................................................      1,215,000         1,262,579
       Series B, 5.30%, 9/02/06 ..................................................................      2,080,000         2,120,602
   Arcadia Hospital Revenue, Methodist Hospital of Southern California,
       6.50%, 11/15/12 ...........................................................................      2,100,000         2,110,899
       6.625%, 11/15/22 ..........................................................................      3,750,000         3,769,425


24 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Baldwin Park PFAR, Tax Allocation, Series A, 7.75%, 8/01/19 ...................................  $   5,265,000   $     5,340,658
   Belmont Redwood Shores School District, Series A, 5.50%, 9/01/22 ..............................      6,500,000         7,038,070
   Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ......................      5,100,000         5,292,117
   Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured,
     5.80%, 9/02/17 ..............................................................................      5,110,000         5,495,703
   Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ...........................        430,000           431,471
   Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 .....................................      4,285,000         4,527,231
   California Counties Lease Financing Authority COP, CSAC Financing Corp.,
     Amador County Project, ETM, 7.70%, 10/01/09 .................................................      1,630,000         1,809,381
   California County Tobacco Securitization Agency Revenue, Asset-Backed,
       Alameda County, 5.875%, 6/01/35 ...........................................................      7,500,000         7,389,900
       Gold Country Funding Corp., 6.00%, 6/01/38 ................................................     10,000,000         9,885,500
       Golden Gate Corp., Series A, 6.00%, 6/01/43 ...............................................     10,000,000         9,880,800
       Kern County Corp., Series A, 6.125%, 6/01/43 ..............................................     28,135,000        28,204,775
       Kern County Corp., Series B, 6.25%, 6/01/37 ...............................................     19,460,000        19,681,455
       Merced Funding Corp., Series A, 5.875%, 6/01/43 ...........................................     10,235,000        10,073,287
       Sonoma County Corp., Series A, 5.875%, 6/01/43 ............................................     30,000,000        29,526,000
       Stanislaus Fund, Series A, 5.875%, 6/01/43 ................................................      8,690,000         8,552,698
   California Educational Facilities Authority Revenue,
       Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 .......................     10,000,000        10,337,300
   (a) Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ...............................      5,725,000         5,928,295
       Pooled College and University, Series B, 6.75%, 6/01/30 ...................................     11,495,000        12,476,558
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 .................................     21,250,000        21,811,212
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ..............................      1,495,000         1,567,956
   California Health Facilities Financing Authority Revenue,
       AIDS Health Care Foundation, Refunding, Series C, California Mortgage Insured,
       6.25%, 9/01/17 ............................................................................      1,750,000         1,756,230
       California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ..............      3,560,000         3,701,937
       Casa Colina, 6.125%, 4/01/32 ..............................................................     10,300,000        10,926,549
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 .............................     28,095,000        28,715,899
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ...............     12,500,000        13,537,750
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ...............      7,300,000         7,722,232
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 ........................................    140,630,000       139,663,872
       Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ..........................      3,520,000         3,675,126
       Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 .........................      8,375,000         8,629,432
       Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ............      1,480,000         1,580,285
       Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ...........      3,125,000         3,345,156
       Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 ..........................     11,905,000        12,761,327
       Catholic Healthcare West, Series G, 5.25%, 7/01/23 ........................................      3,000,000         3,104,100
       Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ......................      8,355,000         8,772,583
       Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 .......................     52,500,000        54,836,250
       Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 .............................      4,500,000         4,602,150
       County Program, Series B, 7.20%, 1/01/12 ..................................................      2,025,000         2,033,586
       El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 ....................................      3,350,000         3,500,549
       Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ...............................      5,000,000         5,226,900
       Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ...............................     25,390,000        25,823,153
       Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 .....................     11,365,000        12,412,398


                                                              Annual Report | 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
       Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 .......................  $   3,335,000   $     3,351,642
       Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 .................................     71,050,000        70,974,687
       Insured Health Facility Help Group, Series A, California Mortgage Insured,
        6.10%, 8/01/25 ...........................................................................     12,905,000        14,075,613
       Insured Health Facility-Valleycare, Series A, California Mortgage Insured, 5.25%, 5/01/22 .      5,000,000         5,209,450
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ..........................................     46,000,000        47,356,080
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ..................................     32,295,000        34,108,364
       Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ..................................    136,775,000       142,436,117
       Kaiser Permanente, Series B, 5.40%, 5/01/28 ...............................................     80,000,000        82,358,400
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .........................................      7,515,000         7,954,026
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .........................................     38,260,000        40,339,048
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .........................................     38,020,000        39,894,386
       Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ...................      6,000,000         6,173,100
       Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 .................      5,500,000         5,624,905
       Northern California Presbyterian, 5.40%, 7/01/28 ..........................................      6,340,000         6,386,219
       Paradise Valley Estates, 5.125%, 1/01/22 ..................................................      6,610,000         6,876,978
       Paradise Valley Estates, 5.25%, 1/01/26 ...................................................      5,000,000         5,169,750
       Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 ................      8,500,000         9,138,265
       Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 .......................      9,725,000         9,915,513
       Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured,
        7.50%, 4/01/22 ...........................................................................      5,000,000         5,217,700
       Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 ........        655,000           657,522
   (a) Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ...............     10,915,000        11,301,282
       Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 ............................      3,070,000         3,207,966
       St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ...........      7,000,000         7,253,680
       Sutter Health Project, Series A, MBIA Insured, 5.35%, 8/15/28 .............................      6,650,000         6,953,905
       Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 .........................      5,750,000         6,103,855
       Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ......................................      5,300,000         5,476,702
       Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ......................................     61,000,000        61,797,270
       Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 ....................................     10,600,000        11,037,568
       The Episcopal Home, 5.30%, 2/01/32 ........................................................     28,150,000        28,975,076
       The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ...............................      7,420,000         7,723,478
       UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ..............      5,750,000         5,833,950
       UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ...........................     26,920,000        27,313,032
       UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 ............     25,000,000        25,488,500
       Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 ......................................     11,640,000        12,150,530
   California HFA, SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ..............        705,000           711,098
   California HFAR,
       MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ..........................................      5,000,000         5,143,700
       MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ..........................................     12,085,000        12,267,483
       Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 ........................................      3,810,000         3,864,978
       SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 .....................................        995,000         1,012,820
   California Infrastructure and Economic Development Bank Revenue,
       Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ................      5,000,000         5,159,750
       Bay Area Toll Bridges, first lien, Series A, FGIC Insured, 5.00%, 7/01/29 .................     50,985,000        52,791,399
       Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 ................................     10,000,000        10,398,400
       Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ...............................     34,000,000        35,587,460


26 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
       5.25%, 10/01/05 ...........................................................................  $       5,000   $         5,000
       6.25%, 10/01/25 ...........................................................................         20,000            20,000
   California PCFA Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project,
     6.875%, 11/01/27 ............................................................................     17,205,000        17,255,927
   California PCFA, PCR,
       Pacific Gas and Electric, Mandatory Put 6/01/07, Refunding, Series B, FGIC Insured,
       3.50%, 12/01/23 ...........................................................................      5,000,000         5,007,050
       Pacific Gas and Electric, Series A, MBIA Insured, 5.35%, 12/01/16 .........................     31,500,000        33,584,670
       San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ..................................     32,535,000        32,747,779
       Southern California Edison Co., Refunding, 6.90%, 12/01/17 ................................      2,510,000         2,522,952
       Southern California Edison Co., Series B, 6.40%, 12/01/24 .................................     29,000,000        29,143,260
       Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ...................     12,120,000        12,183,509
   California Resources Efficiency Financing Authority COP, Capital Improvement Program,
       Refunding, AMBAC Insured,
       5.625%, 4/01/22 ...........................................................................     10,365,000        11,094,385
       5.75%, 4/01/27 ............................................................................      7,885,000         8,489,149
   California State Department of Veteran Affairs Home Purchase Revenue,
       Refunding, Series A, 5.40%, 12/01/28 ......................................................      9,580,000         9,788,557
       Refunding, Series B, 5.50%, 12/01/18 ......................................................      2,500,000         2,574,175
       Series A, 5.20%, 12/01/27 .................................................................     31,000,000        31,013,950
       Series B, 5.20%, 12/01/28 .................................................................      5,975,000         5,977,509
   California State Department of Water Resources Central Valley Project Revenue, Water System,
       Refunding, Series S, 5.00%, 12/01/29 ......................................................     24,595,000        24,904,651
       Refunding, Series U, 5.00%, 12/01/29 ......................................................     12,000,000        12,138,240
       Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 ........................................     20,000,000        20,744,400
       Series Q, MBIA Insured, 5.375%, 12/01/27 ..................................................     20,055,000        21,208,363
       Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 ....................................     37,945,000        40,159,091
   California State Department of Water Resources Central Valley Project Water System Revenue,
     Series O, 5.00%, 12/01/22 ...................................................................      5,500,000         5,648,280
   California State Department of Water Resources Power Supply Revenue, Series A,
       5.25%, 5/01/20 ............................................................................     50,000,000        52,859,500
       5.375%, 5/01/21 ...........................................................................     22,000,000        23,591,260
       5.375%, 5/01/22 ...........................................................................     34,020,000        36,371,122
   California State GO,
       5.50%, 4/01/19 ............................................................................      2,425,000         2,425,000
       5.00%, 2/01/22 ............................................................................      7,000,000         7,252,070
       5.25%, 9/01/23 ............................................................................     21,000,000        22,159,410
       5.25%, 10/01/23 ...........................................................................      9,250,000         9,768,092
       6.00%, 5/01/24 ............................................................................      2,565,000         2,596,832
       5.125%, 4/01/25 ...........................................................................      5,000,000         5,191,450
       5.00%, 2/01/27 ............................................................................     46,000,000        46,929,200
       5.00%, 2/01/29 ............................................................................     13,000,000        13,209,300
       AMBAC Insured, 5.90%, 3/01/25 .............................................................        210,000           214,752
       FGIC Insured, 6.00%, 8/01/19 ..............................................................        905,000           924,801
       FGIC Insured, 5.625%, 10/01/26 ............................................................      8,645,000         9,047,943


                                                              Annual Report | 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
       FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 ..............................................  $  32,855,000   $    34,638,041
       FSA Insured, 5.50%, 4/01/19 ...............................................................        570,000           578,174
       FSA Insured, 5.50%, 3/01/20 ...............................................................        850,000           868,326
       FSA Insured, 5.50%, 9/01/29 ...............................................................     30,000,000        32,202,900
       FSA Insured, Pre-Refunded, 5.50%, 3/01/20 .................................................      3,770,000         3,856,408
       MBIA Insured, 5.00%, 10/01/23 .............................................................      5,000,000         5,151,450
       MBIA Insured, 6.00%, 8/01/24 ..............................................................        990,000         1,011,661
       Refunding, 5.625%, 9/01/24 ................................................................     10,650,000        11,150,337
       Refunding, 5.25%, 2/01/29 .................................................................     54,000,000        56,204,820
       Refunding, 5.25%, 2/01/30 .................................................................     30,000,000        31,004,400
       Refunding, 5.25%, 4/01/32 .................................................................     10,000,000        10,330,400
       Refunding, AMBAC Insured, 5.00%, 4/01/23 ..................................................      6,250,000         6,469,687
       Refunding, MBIA Insured, 5.00%, 10/01/32 ..................................................      5,000,000         5,128,650
       Series BR, 5.30%, 12/01/29 ................................................................     13,000,000        12,805,520
       Various Purpose, 5.125%, 4/01/24 ..........................................................     10,000,000        10,420,300
       Various Purpose, 5.20%, 4/01/26 ...........................................................     17,000,000        17,769,420
       Various Purpose, 5.25%, 12/01/26 ..........................................................     12,915,000        13,604,790
       Various Purpose, 5.25%, 4/01/27 ...........................................................      5,000,000         5,255,850
       Various Purpose, 5.25%, 4/01/29 ...........................................................      5,580,000         5,844,548
       Various Purpose, 5.25%, 4/01/34 ...........................................................     20,000,000        20,873,400
       Various Purpose, AMBAC Insured, 5.00%, 4/01/31 ............................................     30,000,000        30,919,800
       Veterans Bonds, Series BH, 5.50%, 12/01/18 ................................................     44,250,000        44,455,762
       Veterans Bonds, Series BH, 5.60%, 12/01/32 ................................................     50,060,000        50,145,102
       Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ...................................     16,440,000        16,496,389
   California State Local Government Finance Authority Revenue, Marin Valley,
     Series A, FSA Insured, 5.85%, 10/01/27 ......................................................      6,735,000         7,342,632
   California State Public Works Board Lease Revenue,
       California Science Center, Series A, 5.25%, 10/01/22 ......................................      8,645,000         8,994,863
       Department of Corrections, Corcoran II Facility,
        Series A, AMBAC Insured, 5.25%, 1/01/21 ..................................................     17,405,000        17,692,008
       Department of Corrections, Series C, 5.00%, 6/01/24 .......................................     12,225,000        12,482,581
       Department of Corrections, Series C, 5.00%, 6/01/25 .......................................      4,810,000         4,894,223
       Department of Corrections, Series C, 5.25%, 6/01/28 .......................................     25,475,000        26,405,347
       Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 ....................      5,000,000         5,060,100
       Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ...........................     12,000,000        12,175,320
       Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ..........................     56,500,000        57,633,955
       Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 ................      7,500,000         7,733,025
       University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ...........     14,000,000        14,265,300
       University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ...........     23,175,000        23,261,443
       University of California, Various Projects, Series B, 5.50%, 6/01/19 ......................     13,000,000        13,264,420
       Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 ................      8,320,000         8,949,408
   California State University at Channel Islands Financing Authority Revenue,
     East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ...............................     11,000,000        11,235,180
   California State University Revenue, Systemwide, Series A,
   (a) AMBAC Insured, 5.00%, 11/01/35 ............................................................     15,000,000        15,505,650
       FSA Insured, 5.00%, 11/01/29 ..............................................................     10,000,000        10,353,700


28 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
(b) California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
     Series A, 5.70%, 10/01/33 ...................................................................  $  61,325,000   $    44,407,885
    California Statewide CDA Revenue,
       5.50%, 1/01/28 ............................................................................      3,615,000         3,817,332
       5.50%, 10/01/33 ...........................................................................     45,465,000        47,372,257
       COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
        Pre-Refunded, ETM, 5.75%, 10/01/25 .......................................................     24,545,000        27,914,783
       COP, CHFCLP Insured, ETM, 5.90%, 8/01/21 ..................................................      4,000,000         4,330,920
       COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ............................      5,365,000         5,433,457
       COP, Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ............................      3,775,000         3,823,169
       COP, Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 ...................................      7,065,000         7,212,305
       COP, Southern California Development Corp., 6.10%, 12/01/15 ...............................      2,255,000         2,350,680
       COP, Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ..........................     25,520,000        26,331,281
       COP, Triad Health Care, CHFCLP Insured, Refunding, ETM, 6.25%, 8/01/06 ....................      1,040,000         1,070,711
       Daughters of Charity Health, Series A, 5.25%, 7/01/24 .....................................      6,000,000         6,235,620
       Daughters of Charity Health, Series A, 5.25%, 7/01/30 .....................................      5,000,000         5,110,900
       Daughters of Charity Health, Series A, 5.25%, 7/01/35 .....................................      5,000,000         5,082,800
       Daughters of Charity Health, Series A, 5.00%, 7/01/39 .....................................      5,000,000         4,951,050
       Daughters of Charity Health, Series H, 5.25%, 7/01/25 .....................................      4,215,000         4,366,698
       East Campus Apartments LLC, Series A, 5.50%, 8/01/22 ......................................     11,000,000        11,469,920
       Insured Health Facility, Jewish Home, 5.50%, 11/15/33 .....................................     20,400,000        21,543,624
       Kaiser Permanente, Series A, 5.50%, 11/01/32 ..............................................     27,000,000        28,134,810
       Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 .................     10,000,000        10,626,400
       Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ..........................      7,670,000         8,047,901
       Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ..........................      9,755,000        10,196,121
       Series B, 5.625%, 8/15/42 .................................................................     51,000,000        53,034,900
       Stovehaven Apartments Project, Series A, 5.875%, 7/01/32 ..................................      4,945,000         5,254,409
    California Statewide CDA Water and Wastewater Revenue,
       Pooled Financing Program, Series B, FSA Insured, 5.65%, 10/01/26 ..........................      5,000,000         5,456,350
       Pooled Financing Project, Series A, FSA Insured, 5.25%, 10/01/24 ..........................      5,000,000         5,346,800
       Pooled Financing Project, Series A, FSA Insured, 5.00%, 10/01/29 ..........................      3,000,000         3,098,400
    California Statewide CDA,
       COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 ......................................      5,000,000         5,299,200
       COP, Catholic Healthcare West, 6.50%, 7/01/20 .............................................      7,990,000         9,030,458
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .....................................     37,685,000        38,437,193
       COP, FSA Insured, 5.50%, 8/15/31 ..........................................................      9,000,000         9,636,750
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ..............................................     32,200,000        33,995,150
       COP, MBIA Insured, 5.00%, 4/01/18 .........................................................      7,000,000         7,277,620
       COP, MBIA Insured, 5.125%, 4/01/23 ........................................................      6,000,000         6,219,300
       COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 .................................      5,000,000         5,154,050
       COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ..................................     16,250,000        16,708,087
       COP, The Internext Group, 5.375%, 4/01/17 .................................................     10,770,000        10,976,784
       COP, The Internext Group, 5.375%, 4/01/30 .................................................     67,480,000        67,249,893
       MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ......................      7,390,000         7,955,261
       MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ..............................................      8,000,000         8,227,120
       Revenue, East Campus Apartments LLC, Series A, 5.625%, 8/01/34 ............................     25,000,000        26,024,000
    California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ..........................      9,560,000         9,695,848


                                                              Annual Report | 29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
     Refunding, AMBAC Insured, 5.00%, 9/01/36 ....................................................  $   7,800,000   $     7,993,752
   Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ................................      2,055,000         2,186,253
   Campbell Housing Facility Revenue, San Tomas Gardens Project,
     Series A, 6.625%, 10/20/34 ..................................................................      5,615,000         5,673,845
   Campbell RDA, Tax Allocation, Central Campbell Redevelopment Project,
     Series A, 6.00%, 10/01/33 ...................................................................      5,000,000         5,247,200
   Capistrano Bay Park and Recreation District COP, Special Lease Finance,
     Series Q, 6.35%, 8/01/12 ....................................................................      2,800,000         2,830,716
   Capistrano University School CFD Special Tax, Number 90-2 Talega,
       5.875%, 9/01/33 ...........................................................................      5,820,000         5,940,649
       6.00%, 9/01/33 ............................................................................      7,100,000         7,306,113
   Cathedral City PFAR Tax Allocation,
       Redevelopment, Series A, MBIA Insured, Pre-Refunded, 5.70%, 8/01/24 .......................      7,320,000         7,545,602
       Series A, MBIA Insured, 5.70%, 8/01/24 ....................................................      3,890,000         4,011,835
   Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..................     15,630,000        17,789,441
   Central California Joint Powers Health Financing Authority COP,
     Community Hospitals of Central California,
       6.00%, 2/01/20 ............................................................................      5,000,000         5,268,450
       5.625%, 2/01/21 ...........................................................................      6,750,000         6,916,320
       6.00%, 2/01/30 ............................................................................     34,960,000        35,720,730
       5.75%, 2/01/31 ............................................................................     18,070,000        18,271,300
   Cerritos PFAR, Tax Allocation Redevelopment Project,
     Series A, AMBAC Insured, 5.00%, 11/01/22 ....................................................      6,675,000         7,102,267
   Chaffey UHSD, GO,
       Series B, FGIC Insured, 5.00%, 8/01/25 ....................................................      6,510,000         6,686,942
       Series C, FSA Insured, 5.00%, 5/01/27 .....................................................      6,980,000         7,213,830
   Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
       6.80%, 2/01/11 ............................................................................      3,000,000         3,012,150
       6.75%, 2/01/21 ............................................................................      2,800,000         2,810,976
   Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...................................     10,360,000        10,693,903
   Chula Vista IDR,
       Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 .....................     14,000,000        14,665,420
       San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ..................................      8,500,000         8,960,445
   Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding,
     5.50%, 8/01/23 ..............................................................................      4,950,000         5,185,075
   Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
       8.30%, 9/02/05 ............................................................................         45,000            45,523
       8.35%, 9/02/06 ............................................................................         35,000            36,773
       8.35%, 9/02/07 ............................................................................         50,000            52,533
       8.375%, 9/02/08 ...........................................................................         50,000            52,529
       8.375%, 9/02/09 ...........................................................................         60,000            63,040
       8.40%, 9/02/10 ............................................................................          5,000             5,253
   Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ................      7,000,000         7,263,690
   Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...............................      1,555,000         1,575,168
   Commerce Joint Powers Financing Authority Lease Revenue, Community Center,
     Series A, 6.25%, 10/01/22 ...................................................................      4,000,000         4,255,320


30 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects,
     Series B, 5.125%, 8/01/35 ...................................................................  $   8,310,000   $     8,435,980
   Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ...........     21,390,000        21,963,680
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ........      5,000,000         5,223,450
   Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ...........................      5,070,000         5,238,476
   Contra Costa Community College District GO, Election 2002, FGIC Insured, 5.00%, 8/01/26 .......     11,700,000        12,075,453
   Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding,
     MBIA Insured, 5.50%, 11/01/22 ...............................................................     11,000,000        11,737,550
   Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
       ETM, 6.875%, 3/01/07 ......................................................................      9,670,000        10,192,180
       FGIC Insured, ETM, 6.50%, 3/01/09 .........................................................      1,000,000         1,093,490
   Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ..................................        885,000           888,859
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................     15,000,000        19,241,850
   Corona-Norco USD,
       Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 ....................     18,435,000        19,094,973
   (a) PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 .........................................      7,140,000         7,140,000
   Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding,
     MBIA Insured, 5.00%, 9/01/34 ................................................................      6,115,000         6,275,091
   CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..............      2,100,000         2,127,405
   Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...............................      6,365,000         6,641,814
   Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 .............................................      5,000,000         5,347,950
   Delano University High School District GO, Refunding, Series A, MBIA Insured,
     5.15%, 2/01/32 ..............................................................................      8,520,000         9,292,849
   Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2,
     Series A, 6.625%, 9/01/20 ...................................................................      1,120,000         1,124,995
   Desert Sands USD, GO, Election of 2001, FSA Insured, 5.00%, 6/01/29 ...........................     16,425,000        17,009,730
   Duarte COP,
       Refunding, Series A, 5.25%, 4/01/24 .......................................................      5,000,000         4,999,950
       Series A, 5.25%, 4/01/19 ..................................................................      5,000,000         5,061,400
       Series A, 5.25%, 4/01/31 ..................................................................     12,500,000        12,239,625
   Eastern Municipal Water District Water and Sewer Revenue COP,
     Series B, FGIC Insured, 5.00%, 7/01/30 ......................................................     31,370,000        31,973,559
   El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured,
     5.35%, 10/01/22 .............................................................................     10,285,000        10,647,752
   El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 .................      6,820,000         7,483,040
   El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
     5.25%, 3/01/26 ..............................................................................      8,500,000         8,729,415
   El Dorado County Special Tax, CFD No. 1992-1,
       5.875%, 9/01/24 ...........................................................................      4,475,000         4,604,954
       6.25%, 9/01/29 ............................................................................     19,780,000        20,429,575
       6.00%, 9/01/31 ............................................................................      8,850,000         9,105,588
   El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...................      5,635,000         5,828,450
   Emeryville PFA Revenue, Shellmound Park Redevelopment and Housing Project,
     Series B, MBIA Insured, 5.00%, 9/01/28 ......................................................     10,000,000        10,197,400
   Emeryville PFAR, Housing Increment Loan, 6.20%, 9/01/25 .......................................      3,115,000         3,207,858
   Escondido COP, Wastewater Project, Refunding, AMBAC Insured,
       5.70%, 9/01/26 ............................................................................     13,465,000        14,306,428
       5.80%, 9/01/26 ............................................................................        400,000           425,548


                                                              Annual Report | 31

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    CALIFORNIA (CONT.)
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding,
     Series A, MBIA Insured, 5.00%, 3/01/33 ......................................................  $   8,715,000   $     8,898,276
    Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding,
     Series A, 5.50%, 10/01/27 ...................................................................     12,500,000        12,824,125
    Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured,
     5.80%, 5/01/17 ..............................................................................      5,000,000         5,623,400
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Refunding, 5.75%, 1/15/40 .................................................................    395,510,000       400,267,985
       senior lien, Series A, 5.00%, 1/01/35 .....................................................     15,955,000        14,836,076
       senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 .......................................      8,000,000         9,506,720
       senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .......................................     95,675,000       101,889,091
       senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 .......................................    123,695,000       130,686,241
    Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 .................................      1,470,000         1,494,681
(a) Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%, 8/01/34 ....      7,235,000         7,440,836
    Glendale USD, GO, FSA Insured, 5.00%, 9/01/29 ................................................      8,440,000         8,747,216
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
       Asset-Backed, Series A-3, 5.50%, 6/01/33 ..................................................     15,000,000        15,992,550
       Asset-Backed, Series A-3, 5.50%, 6/01/43 ..................................................     57,000,000        59,977,110
       Asset-Backed, Series B, 5.625%, 6/01/38 ...................................................    138,000,000       147,810,420
       Series 2003 A-1, 6.75%, 6/01/39 ...........................................................      5,290,000         5,577,247
    Hartnell Community College District GO, Election of 2002,
     Series A, MBIA Insured, 5.00%, 8/01/27 ......................................................      5,020,000         5,192,337
    Hawaiian Gardens RDA, Tax Allocation, Project No. 1, Refunding, ETM, 8.00%, 12/01/10 .........      4,240,000         4,853,316
    Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ........      8,925,000         9,322,430
    Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
       8/01/27 ...................................................................................      3,530,000         3,662,975
       8/01/29 ...................................................................................     11,000,000        11,397,320
    Industry COP, Refunding, 6.625%, 6/01/06 .....................................................      5,940,000         6,070,027
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
     Project, Series B, FSA Insured,
       ETM, 6.25%, 8/01/11 .......................................................................      5,000,000         5,498,500
       Pre-Refunded, 6.00%, 8/01/16 ..............................................................      5,000,000         5,309,200
    Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
     5.25%, 11/01/19 .............................................................................     10,550,000        10,831,157
    Irvine 1915 Act GO,
       AD No. 00-18, Group Four, 5.375%, 9/02/26 .................................................      2,500,000         2,479,450
       AD No. 03-19, Group Two, 5.45%, 9/02/23 ...................................................      2,000,000         1,997,580
       AD No. 03-19, Group Two, 5.50%, 9/02/29 ...................................................      4,295,000         4,271,936
    Irwindale CRDA, Tax Allocation,
       Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ..............................      1,630,000         1,678,297
       Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 .............................      9,100,000         9,460,724
       senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 .......................................     10,220,000        10,869,788
    John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ..................      1,760,000         1,787,544
    Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .........     16,500,000        16,906,725
    Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ........      8,685,000         9,128,803
    Kern County Housing Authority SFMR, Series A, GNMA Secured,
       7.65%, 12/01/12 ...........................................................................         10,000            10,043
       7.70%, 12/01/23 ...........................................................................         40,000            40,425


32 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%,
     8/01/33 .....................................................................................  $   5,275,000   $     5,503,038
   La Mirada RDA, Tax Allocation, Housing, Refunding, Series A, FSA Insured,
     5.875%, 8/15/25 .............................................................................      7,100,000         7,332,596
   La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .................................................        360,000           372,607
   La Palma Community Development Commission Tax Allocation,
     La Palma Community Development Project No. 1, 6.10%, 6/01/22 ................................      2,355,000         2,376,289
   La Quinta RDA Tax Allocation Revenue, Redevelopment Project Area No. 1, AMBAC Insured,
     5.125%, 9/01/32 .............................................................................     10,825,000        11,179,302
   Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...................................      5,375,000         5,323,722
   Lake Elsinore PFA, Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ...............      6,750,000         6,805,957
       Series A, 5.50%, 9/01/30 ..................................................................     15,550,000        15,788,537
   Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................          5,000             7,704
   Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ...............................      8,115,000         8,480,418
   Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
     California Mortgage Insured, 7.55%, 3/01/20 .................................................      3,835,000         3,851,529
   Local Medical Facilities Financing Authority II COP, Insured California Health Clinic Project,
     7.55%, 11/01/20 .............................................................................      1,950,000         1,958,287
   Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
     6.90%, 7/01/22 ..............................................................................      1,405,000         1,411,210
   Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding,
     Series A, AMBAC Insured, 6.55%, 12/01/18 ....................................................     10,640,000        10,705,649
   Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
     Refunding, AMBAC Insured, 5.00%, 11/01/26 ...................................................     20,000,000        20,531,800
   Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
     Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ..........................................     14,935,000        15,468,329
   Long Beach Harbor Revenue, MBIA Insured,
       5.375%, 5/15/20 ...........................................................................     12,000,000        12,280,320
       5.25%, 5/15/25 ............................................................................     10,500,000        10,743,810
   Long Beach HMR, Series A, 9.60%, 11/01/14 .....................................................        225,000           193,855
   Los Angeles Community College District GO, Series A, MBIA Insured, 5.00%, 6/01/26 .............     69,275,000        75,529,840
   Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
       8/01/24 ...................................................................................      4,000,000         4,364,320
       8/01/31 ...................................................................................      5,000,000         5,417,300
   Los Angeles County COP,
       Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ......................      8,000,000         8,377,120
       Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
        5.875%, 1/01/21 ..........................................................................      7,520,000         7,894,421
       Marina del Rey, Series A, 6.50%, 7/01/08 ..................................................     17,820,000        18,026,712
       Series 1992, California Mortgage Insured, 6.625%, 7/01/22 .................................      1,000,000         1,004,300
   Los Angeles County Infrastructure and Economic Development Bank Revenue,
     County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .....................      7,765,000         8,005,637
   Los Angeles County MTA, Sales Tax Revenue, Proposition A,
       First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 .....................     13,000,000        13,342,160
       First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ......................      7,840,000         8,102,091
       Refunding, Senior Series A, FSA Insured, 5.00%, 7/01/24 ...................................      5,000,000         5,127,800
       Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ...................................      9,200,000         9,673,432


                                                              Annual Report | 33

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Los Angeles County Public Works Financing Authority Revenue,
     Multiple Capital Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ..............  $  26,905,000   $    28,751,221
   Los Angeles County Transportation Commission Lease Revenue, FSA Insured,
     7.375%, 12/15/06 ............................................................................      4,965,000         5,009,685
   Los Angeles CRDA, Financing Authority Revenue,
     Pooled Financing, Beacon Normandie,
       Series B, 6.625%, 9/01/14 .................................................................        925,000           928,487
       MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ..........................      5,535,000         5,630,091
       Tax Allocation, Series G, ETM, 6.75%, 7/01/10 .............................................      8,060,000         8,777,582
   Los Angeles Department of Airports Revenue, Ontario International Airport,
     Series A, FGIC Insured, 6.00%, 5/15/26 ......................................................     10,000,000        10,364,800
   Los Angeles Harbor Department Revenue,
       Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ........................................     15,000,000        15,366,300
       Series B, 6.125%, 8/01/18 .................................................................     24,810,000        25,958,951
       Series B, 6.20%, 8/01/22 ..................................................................     59,835,000        62,623,909
       Series B, 5.375%, 11/01/23 ................................................................      7,460,000         7,655,900
       Series B, MBIA Insured, 6.20%, 8/01/25 ....................................................     35,690,000        37,419,894
   Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .....................        610,000           611,830
   Los Angeles USD,
       COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 ............     28,210,000        28,757,556
       GO, Series A, MBIA Insured, 5.00%, 1/01/28 ................................................    170,250,000       176,637,780
       Series B, FGIC Insured, 5.00%, 7/01/23 ....................................................      5,000,000         5,174,100
   Los Angeles Wastewater System Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 .........................................      6,000,000         6,140,880
       Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ..........................................     17,500,000        18,018,525
       Series A, FGIC Insured, 5.00%, 6/01/28 ....................................................      8,245,000         8,413,280
       Series A, FSA Insured, 4.875%, 6/01/29 ....................................................     34,335,000        34,805,733
   Los Angeles Water and Power Revenue, Power System,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .........................................      2,000,000         2,062,440
       Series A, 5.25%, 7/01/24 ..................................................................      5,000,000         5,111,000
   Los Angeles Water And Power Revenue, Power Systems, Series B, FSA Insured,
     5.00%, 7/01/28 ..............................................................................     10,575,000        10,898,172
   Los Angeles Water and Power Revenue,
       Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 .......................................      7,000,000         7,170,450
       Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 ....................................      6,550,000         6,827,916
   Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
     5.90%, 9/01/28 ..............................................................................      6,470,000         7,162,549
   M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured,
     6.00%, 7/01/22 ..............................................................................      6,330,000         6,355,447
   Madera County COP, Valley Children's Hospital, MBIA Insured,
       5.00%, 3/15/23 ............................................................................      8,500,000         8,730,605
       5.75%, 3/15/28 ............................................................................     27,500,000        28,473,500
   Madera USD, COP, 6.50%, 12/01/07 ..............................................................        795,000           799,619
   Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ............      1,975,000         1,944,289
   Manhattan Beach COP,
       Metlox Public Improvements, 5.00%, 1/01/33 ................................................      5,575,000         5,692,967
       Police and Fire Facilities Project, AMBAC Insured, 5.00%, 1/01/36 .........................      7,125,000         7,317,375


34 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ............  $   4,940,000   $     5,072,392
   Marysville Hospital Revenue, Fremont Rideout Health, Refunding,
     Series A, AMBAC Insured, 5.00%, 1/01/22 .....................................................      5,000,000         5,203,300
   Metropolitan Water District Southern California Waterworks Revenue,
       Series A, 5.00%, 7/01/26 ..................................................................     10,720,000        11,424,840
       Series A, Pre-Refunded, 5.00%, 7/01/26 ....................................................     38,605,000        41,143,279
       Series B1, FGIC Insured, 5.00%, 10/01/33 ..................................................      5,000,000         5,149,850
       Series C, 5.00%, 7/01/37 ..................................................................     22,450,000        22,720,298
   Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded,
     5.00%, 7/01/37 ..............................................................................      4,330,000         4,501,641
   Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
       5.40%, 1/15/17 ............................................................................     12,155,000        13,525,598
       5.50%, 1/15/24 ............................................................................     11,790,000        13,282,260
   Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ...................................................     11,970,000        13,522,150
   Modesto Irrigation District COP, Refunding and Capital Improvements,
     Series B, 5.30%, 7/01/22 ....................................................................      4,475,000         4,491,602
   Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
     AMBAC Insured, 5.125%, 9/01/33 ..............................................................      5,535,000         5,779,592
   Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured,
     5.20%, 9/01/37 ..............................................................................      4,315,000         4,480,610
   Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22 .........     10,005,000        10,844,820
   Monterey County COP, Natividad Medical Center Improvement Project,
     Series C, MBIA Insured, Pre-Refunded,
       6.50%, 8/01/15 ............................................................................      3,500,000         3,616,795
       6.60%, 8/01/23 ............................................................................     13,250,000        13,696,393
   Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding,
     Series A, FSA Insured, 5.875%, 12/01/15 .....................................................      5,830,000         5,864,222
   Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ........................................      8,600,000         8,951,912
   Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .........      6,975,000         7,148,259
   Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured,
     6.35%, 6/20/35 ..............................................................................      6,125,000         6,262,506
   Napa Mortgage Revenue, Creekside II Apartments Project, Refunding,
     Series A, MBIA Insured, 6.625%, 7/01/25 .....................................................      1,980,000         1,987,385
   Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .................      1,580,000         1,586,620
   Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ...............      8,515,000         8,768,321
   North City West School Facilities Financing Authority Special Tax, CFD No. 1,
     Series C, AMBAC Insured, 5.30%,
       9/01/22 ...................................................................................     10,000,000        10,595,500
       9/01/27 ...................................................................................      9,900,000        10,434,501
   Northern California Power Agency Multiple Capital Facilities Revenue, Refunding,
     Series A, AMBAC Insured, 5.00%, 8/01/25 .....................................................     19,250,000        19,820,763
   Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
     Series A, MBIA Insured,
       5.125%, 7/01/23 ...........................................................................      7,420,000         7,756,423
       5.00%, 7/01/28 ............................................................................     15,975,000        16,373,097
       5.20%, 7/01/32 ............................................................................     43,675,000        45,660,902


                                                              Annual Report | 35

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
     AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 .................................................  $  24,895,000   $    26,404,882
   Oakland Revenue, 1800 Harrison Foundation,
       Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .....................................     13,825,000        15,494,369
       Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 .....................................     13,470,000        15,096,503
   Oceanside COP, Oceanside Civic Center Project, Refunding, MBIA Insured,
     5.75%, 8/01/15 ..............................................................................      5,000,000         5,158,250
   Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
       8/01/29 ...................................................................................      5,755,000         5,962,871
       8/01/33 ...................................................................................      5,590,000         5,770,445
   Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 .......     10,870,000        11,229,471
   Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 .......................      5,000,000         5,377,700
   Orange County CFD Special Tax,
       No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 ..........................................      1,100,000         1,133,352
       No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 ..........................................      3,250,000         3,339,245
       No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 .........................................      5,000,000         5,128,600
       No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 ..........................................      6,405,000         6,334,481
       No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 ..........................................     11,000,000        10,868,660
   Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 ............................     10,380,000        10,977,680
   Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 .....................     79,010,000        81,039,767
   Orange County Water District COP, Series B, MBIA Insured, 5.00%, 8/15/28 ......................     12,950,000        13,350,803
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%, 8/15/34 .............     23,575,000        24,025,283
   Oxnard Harbor District Revenue, 5.60%, 8/01/19 ................................................     10,820,000        11,217,527
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
     6.625%, 8/01/26 .............................................................................      5,020,000         5,374,312
   Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1,
       Refunding, MBIA Insured, 5.625%, 4/01/23 ..................................................     13,000,000        13,901,680
       Series A, MBIA Insured, Pre-Refunded, 5.95%, 4/01/24 ......................................     15,075,000        15,376,500
   Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured,
     5.75%, 4/01/27 ..............................................................................     11,570,000        12,411,949
   Palmdale CRDA, Tax Allocation,
       Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 .....................      6,980,000         7,155,617
       Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 .................................      3,255,000         3,501,566
       Series A, MBIA Insured, 5.75%, 9/01/27 ....................................................     10,435,000        11,328,445
   Peralta Community College District GO, Election of 2000, Series C, MBIA Insured,
     5.00%, 8/01/34 ..............................................................................      6,920,000         7,143,378
   Peralta Community College GO, Election of 2000, Series C, MBIA Insured, 5.00%, 8/01/31 ........      4,105,000         4,243,831
   Perris PFAR,
       Special Tax, Series A, ETM, 7.60%, 9/01/05 ................................................         80,000            81,590
       Tax Allocation, Series A, 5.75%, 10/01/31 .................................................      5,000,000         5,263,850
   Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..............................................      5,395,000         5,455,532
   Petaluma Community Development Commission MFR, Park Lane Apartments,
     Series A, 6.875%, 11/20/34 ..................................................................      4,780,000         4,837,121
   Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ....................................      2,980,000         3,164,283
   Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 .............................................      6,490,000         6,712,932
   Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM,
     11.45%, 1/01/07 .............................................................................      3,915,000         4,301,606


36 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .....................  $   2,725,000   $     2,731,949
   Port of Oakland Revenue,
       Series J, MBIA Insured, 5.50%, 11/01/26 ...................................................      7,000,000         7,455,070
       Series L, FGIC Insured, 5.375%, 11/01/27 ..................................................      5,000,000         5,219,250
   Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ..............     10,430,000        10,763,969
   Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
       5.875%, 8/01/15 ...........................................................................      6,250,000         6,450,250
       6.00%, 8/01/20 ............................................................................      5,400,000         5,564,052
       6.00%, 8/01/28 ............................................................................     15,000,000        15,443,700
   Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...................................................      5,020,000         5,174,716
   Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
     MBIA Insured, 5.25%, 9/01/21 ................................................................      8,330,000         8,776,488
   Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
     5.625%, 7/01/34 .............................................................................     10,000,000        10,367,200
   Redlands USD, COP, Series A, FSA Insured,
       6.15%, 9/01/11 ............................................................................        420,000           421,869
       6.25%, 9/01/27 ............................................................................      4,160,000         4,178,720
   Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured,
     5.00%, 5/01/34 ..............................................................................      5,060,000         5,201,022
   Rialto COP, FSA Insured, 5.75%, 2/01/22 .......................................................      2,715,000         2,900,760
   Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
       2/01/26 ...................................................................................      6,500,000         6,658,015
       2/01/31 ...................................................................................      7,000,000         7,080,150
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     Series A, 6.50%, 6/01/12 ....................................................................     20,125,000        23,254,639
   Riverside County COP,
       Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ...................................      5,295,000         5,752,223
       Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 .......................................      6,000,000         6,558,540
   Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
     Zone 3, 7.875%,
       9/01/05 ...................................................................................        190,000           194,070
       9/01/06 ...................................................................................        205,000           219,204
       9/01/07 ...................................................................................        225,000           249,489
       9/01/08 ...................................................................................        240,000           275,918
       9/01/09 ...................................................................................        260,000           306,288
       9/01/10 ...................................................................................        280,000           336,784
       9/01/11 ...................................................................................        305,000           376,038
       9/01/12 ...................................................................................        325,000           405,015
       9/01/13 ...................................................................................        350,000           443,695
       9/01/14 ...................................................................................        380,000           489,280
       9/01/15 ...................................................................................        410,000           531,102
       9/01/16 ...................................................................................        440,000           577,804
       9/01/17 ...................................................................................        475,000           620,255
   Riverside County PFA,
       COP, 5.75%, 5/15/19 .......................................................................      3,500,000         3,678,185
       COP, 5.80%, 5/15/29 .......................................................................     14,230,000        14,763,625
       Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%, 10/01/33 ................     11,225,000        11,483,063


                                                              Annual Report | 37

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
       5.00%, 10/01/28 ...........................................................................  $  14,035,000   $    14,376,191
       5.125%, 10/01/35 ..........................................................................     17,035,000        17,476,888
   Riverside County SFMR,
       Series A, GNMA Secured, 7.20%, 10/01/24 ...................................................         85,000            87,709
       Series B, GNMA Secured, 7.60%, 11/01/19 ...................................................         35,000            36,152
   Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, Pre-Refunded,
     5.375%, 12/01/26 ............................................................................      8,380,000         8,708,747
   Roseville 1915 Act,
       North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 ......................        150,000           151,472
       North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 ......................        160,000           166,051
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 ......................        180,000           186,793
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 ......................        190,000           197,218
       North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 ......................        160,000           166,018
       Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ..........................        320,000           323,139
   Roseville Electric System Revenue COP, FSA Insured, 5.00%,
       2/01/29 ...................................................................................     10,000,000        10,308,700
       2/01/34 ...................................................................................     17,000,000        17,462,570
   Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
       8.20%, 9/02/10 ............................................................................        760,000           786,699
       8.20%, 9/02/11 ............................................................................      1,685,000         1,743,908
       8.25%, 9/02/12 ............................................................................      2,180,000         2,256,278
       8.25%, 9/02/13 ............................................................................      2,360,000         2,442,789
       8.25%, 9/02/14 ............................................................................      2,545,000         2,632,701
   Sacramento City Financing Authority Revenue,
       Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 .......................................      7,520,000         7,721,536
       Capital Improvement, Series A, AMBAC Insured, 5.00%, 12/01/32 .............................     26,250,000        26,721,188
       Capital Improvements, 5.625%, 6/01/30 .....................................................      6,000,000         6,440,700
       Series 1991, 6.60%, 11/01/05 ..............................................................      1,300,000         1,304,641
       Series 1991, 6.70%, 11/01/11 ..............................................................        920,000           923,358
   Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .............      5,250,000         5,397,210
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ..............      6,875,000         7,282,688
   Sacramento County Sanitation District Financing Authority Revenue,
        AMBAC Insured, 5.625%, 12/01/30 ..........................................................      5,000,000         5,455,250
   Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ...............     40,000,000        41,391,600
   Sacramento MUD, Electric Revenue,
       Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 .........................................      9,095,000         9,403,866
       Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 ....................................      4,500,000         4,617,225
       Series J, AMBAC Insured, 5.60%, 8/15/24 ...................................................     10,215,000        10,826,163
       Series N, MBIA Insured, 5.00%, 8/15/28 ....................................................     63,500,000        64,883,665
       sub. lien, Refunding, 8.00%, 11/15/10 .....................................................     16,110,000        16,205,532
   Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..................................      6,000,000         6,153,840
   Saddleback Valley USD, GO, FSA Insured, 5.00%,
       8/01/27 ...................................................................................      4,680,000         4,856,296
       8/01/29 ...................................................................................      4,335,000         4,491,580
   Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1,
     Refunding, FSA Insured, 5.25%, 9/01/28 ......................................................      6,800,000         7,099,880


38 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Bernardino 1915 Act, Special Assessment, AD No. 961, Refunding, 7.75%, 9/02/05 ............  $     915,000   $       918,404
   San Bernardino County COP, Medical Center Financing Project,
       Refunding, 5.00%, 8/01/26  ................................................................     13,045,000        13,072,134
       Series A, MBIA Insured, 5.50%, 8/01/22 ....................................................     40,830,000        42,069,191
   San Bernardino County Housing Authority MFMR,
       Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 ....................................      6,920,000         7,672,965
       Series A, GNMA Secured, 6.70%, 3/20/43 ....................................................      3,345,000         3,746,668
   San Bernardino County SFMR, Series B, 5.40%, 5/01/25 ..........................................         10,000            10,013
   San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
     Refunding, MBIA Insured, 5.70%, 1/01/23 .....................................................      6,315,000         6,728,064
   San Bernardino Joint Powers Financing Authority Revenue COP,
     Police Station Financing Project, Pre-Refunded, 6.60%, 4/01/20 ..............................      4,715,000         4,856,450
   San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation, Refunding,
     Series A, FSA Insured, 5.75%, 10/01/25 ......................................................     19,915,000        20,655,838
   San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ............................................     24,000,000        24,600,240
   San Diego County Water Authority Revenue COP, Series A, MBIA Insured, 5.00%, 5/01/25 ..........     12,440,000        12,814,195
   San Diego County Water Authority Water Revenue COP, Series A, FSA Insured,
     5.00%, 5/01/34 ..............................................................................    106,705,000       109,850,663
   San Diego Public Facilities Financing Authority Sewer Revenue,
       Series A, FGIC Insured, 5.25%, 5/15/27 ....................................................     21,750,000        22,921,020
       Series B, FGIC Insured, 5.25%, 5/15/22 ....................................................      5,200,000         5,437,172
   San Diego Public Facilities Financing Authority Water Revenue,
       MBIA Insured, 5.00%, 8/01/26 ..............................................................     12,210,000        12,525,140
       Subordinated, MBIA Insured, 5.00%, 8/01/32 ................................................     20,000,000        20,416,400
   San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured,
     6.00%, 11/01/15 .............................................................................      5,000,000         5,355,350
   San Diego USD, GO,
       Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ..................................      6,975,000         7,516,469
       Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ..................................     16,000,000        17,383,520
       Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ...................................     10,000,000        10,804,700
       Series C, FSA Insured, 5.00%, 7/01/26 .....................................................      6,490,000         6,719,941
   San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 ...................     11,790,000        12,920,072
   San Francisco City and County Airport Commission International Airport Revenue,
       Issue 9A, FGIC Insured, 5.90%, 5/01/25 ....................................................     46,415,000        46,998,437
       Issue 12A, Second Series, 5.90%, 5/01/26 ..................................................     45,000,000        46,422,450
       Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 ....................................     24,635,000        25,336,112
       Issue 23B, Second Series, FGIC Insured, 5.125%, 5/01/30 ...................................     10,000,000        10,362,400
       Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ...............................     26,290,000        26,733,249
       Refunding, Series 28B, MBIA Insured, 5.00%, 5/01/27 .......................................      5,050,000         5,185,946
   San Francisco City and County COP,
       30 Van Ness Avenue Property, Series A, MBIA Insured, 5.00%, 9/01/31 .......................      5,805,000         5,988,438
       San Francisco Courthouse Project, FSA Insured, Pre-Refunded, 5.875%, 4/01/21 ..............      2,810,000         2,866,200
   San Francisco City and County RDA,
       Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ............................................        315,000           321,977
       Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 .......................      5,460,000         5,464,040
   San Gabriel Valley Schools Financing Authority Revenue, Pomona USD Financing,
     5.80%, 2/01/26 ..............................................................................      5,150,000         5,258,408


                                                              Annual Report | 39

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, 5.50%, 1/15/28 .......................................................  $ 247,300,000   $   232,026,752
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ........................................     85,500,000        89,086,725
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .........................................     21,200,000        22,225,232
       senior lien, 5.00%, 1/01/33 ...............................................................     82,040,000        73,552,962
       senior lien, Pre-Refunded, 7.50%, 1/01/09 .................................................     21,585,000        24,615,750
       senior lien, Pre-Refunded, 7.55%, 1/01/10 .................................................     10,745,000        12,267,781
       senior lien, Pre-Refunded, 7.60%, 1/01/11 .................................................     20,935,000        23,929,333
       senior lien, Pre-Refunded, 7.65%, 1/01/12 .................................................     25,215,000        28,854,533
       senior lien, Pre-Refunded, 7.65%, 1/01/13 .................................................     27,350,000        31,297,699
       senior lien, Pre-Refunded, 7.70%, 1/01/14 .................................................      7,470,000         8,557,931
       senior lien, Pre-Refunded, 7.70%, 1/01/15 .................................................     60,155,000        68,915,974
   San Jose Airport Revenue,
       Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 .........................................     11,000,000        11,167,970
       Series D, MBIA Insured, 5.00%, 3/01/28 ....................................................     10,000,000        10,326,100
   San Jose Financing Authority Lease Revenue,
       Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 .............................     46,400,000        47,517,776
       MBIA Insured, 5.00%, 9/01/21 ..............................................................     14,045,000        14,470,844
       MBIA Insured, 5.00%, 9/01/22 ..............................................................     14,730,000        15,135,370
   San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility,
     Series A, AMBAC Insured, 5.00%, 9/01/24 .....................................................      5,000,000         5,115,250
   San Jose GO, Library Parks and Public Safety Projects,
       5.00%, 9/01/28 ............................................................................     11,600,000        11,924,568
       MBIA Insured, 5.00%, 9/01/34 ..............................................................     15,820,000        16,289,696
   San Jose RDA,
       MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 .............................      7,110,000         7,255,328
       Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27            7,325,000         7,797,975
       Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 .........................      9,860,000        10,042,311
       Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 ..........      2,000,000         2,036,080
       Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ...........     35,235,000        35,904,113
       Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 ..........     24,135,000        25,955,503
       Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured,
        5.00%, 8/01/20 ...........................................................................     12,245,000        12,382,022
   San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
       8/01/24 ...................................................................................      9,200,000         9,524,300
       8/01/27 ...................................................................................      9,150,000         9,403,364
   San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ........................      4,000,000         4,083,920
   San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ................................................     15,000,000        17,614,500
   San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 .................................................................      4,745,000         5,016,794
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.75%, 10/01/29 ..............      5,340,000         5,924,303
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.80%, 10/01/30 ..............      8,035,000         8,976,300
   San Marcos USD, School Facilities ID No. 1, AMBAC Insured, Pre-Refunded,
     5.80%, 11/01/14 .............................................................................      5,000,000         5,337,600
   San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
     Series A, FSA Insured, 5.00%, 7/15/29 .......................................................     13,000,000        13,265,590


40 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
     5.00%, 8/01/39 ..............................................................................  $   6,555,000   $     6,716,581
   San Mateo RDA, Tax Allocation,
       5.60%, 8/01/25 ............................................................................     10,185,000        10,595,863
       Merged Area, Series A, 5.70%, 8/01/27 .....................................................      6,330,000         6,638,144
   San Mateo UHSD, GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 9/01/25 ..............................................................................     13,865,000        15,131,845
   San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 .............      1,655,000         1,698,808
   San Ramon PFA, Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ...........................     18,360,000        19,283,141
   San Ramon Valley USD, GO, Election of 2002, FSA Insured,
       5.00%, 8/01/26 ............................................................................     12,800,000        13,301,888
       5.40%, 3/01/28 ............................................................................     27,410,000        29,538,661
       5.00%, 8/01/29 ............................................................................     16,505,000        17,101,161
   Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ...........      5,160,000         4,960,927
   Santa Clara Housing Authority MFHR,
       Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ...............      6,465,000         6,606,842
       Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ..................      5,625,000         5,722,763
       Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 .................      3,860,000         3,949,861
   Santa Clara USD, COP, 5.375%, 7/01/31 .........................................................      7,575,000         7,918,223
   Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ...................................      5,105,000         5,232,574
   Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 ..............      1,445,000         1,446,228
   Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
     6.00%, 9/01/30 ..............................................................................      9,000,000         9,116,640
   Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ..........................        480,000           481,915
   Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
     5.55%, 8/01/27 ..............................................................................     21,000,000        22,717,590
   Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project,
     AMBAC Insured, 6.00%, 7/01/29 ...............................................................     13,110,000        14,443,156
   Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
     Project, Series A,
       5.95%, 1/01/11 ............................................................................      1,880,000         1,991,033
       6.05%, 1/01/17 ............................................................................      5,135,000         5,456,862
   Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ....................      6,000,000         6,235,260
   Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
       5.30%, 9/01/29 ............................................................................      1,615,000         1,625,982
       5.40%, 9/01/34 ............................................................................      2,000,000         2,014,560
   Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ..........................................     24,665,000        25,194,064
   South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
     5.00%, 10/01/32 .............................................................................      6,475,000         6,605,083
   Southern California HFA, SFMR, Series A, GNMA Secured, 6.75%, 9/01/22 .........................         30,000            30,043
   Southern California Public Power Authority Power Project Revenue,
       6.75%, 7/01/13 ............................................................................     10,000,000        11,967,600
       Multi-Purpose Projects, 6.00%, 7/01/18 ....................................................     29,645,000        29,764,173
   Southern California Public Power Authority Project Revenue, Magnolia Power Project,
     Series A, AMBAC Insured, 5.00%, 7/01/36 .....................................................     15,800,000        16,261,044
   Southern California Public Power Authority Transmission Project Revenue,
     Southern Transmission Project, 6.125%, 7/01/18 ..............................................      1,135,000         1,139,631


                                                              Annual Report | 41

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Stockton COP, Essential Services Building Parking Facility,
       5.875%, 8/01/23 ...........................................................................  $   2,295,000   $     2,450,440
       6.00%, 8/01/31 ............................................................................      6,585,000         7,028,236
   Stockton Port District Port Facilities Revenue, Refunding and Improvement,
     Series A, FSA Insured, 5.95%, 7/01/17 .......................................................      5,095,000         5,549,270
   Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured,
     5.20%, 9/01/29 ..............................................................................     19,160,000        20,197,322
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .....................      9,110,000         9,538,079
   Stockton USD, GO,
       Election 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ..................................      5,030,000         5,192,469
       MBIA Insured, 5.00%, 1/01/28 ..............................................................      5,335,000         5,507,321
   Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .............................................      7,840,000         8,076,925
   Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ..............................      7,990,000         8,266,774
   Temecula Valley USD, GO, Series E, FSA Insured, Pre-Refunded, 6.35%, 9/01/19 ..................      5,460,000         5,657,870
   Thousand Oaks RDA,
       MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27 ...........      7,380,000         7,612,544
       Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured,
        5.375%, 12/01/25 .........................................................................     24,485,000        25,470,276
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Asset-Backed Bonds, Series B, 5.00%, 6/01/28 ................................................     17,390,000        16,086,620
   Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds,
       Senior, Series A, 5.50%, 6/01/36 ..........................................................     80,500,000        76,145,755
       Senior, Series A, 5.625%, 6/01/43 .........................................................    123,165,000       117,500,642
       Subordinate, Series B, 6.00%, 6/01/43 .....................................................     48,435,000        46,474,836
   Tobacco Securitization Authority Tobacco Settlement Revenue, Series A,
       5.25%, 6/01/31 ............................................................................      6,800,000         6,230,908
       5.375%, 6/01/41 ...........................................................................     30,250,000        27,758,610
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .........      4,385,000         4,528,521
   Trabuco Canyon PFA, Special Tax Revenue, Refunding,
       Series A, FSA Insured, 6.00%, 10/01/10 ....................................................     13,775,000        15,159,525
       Series A, FSA Insured, 6.10%, 10/01/15 ....................................................     13,220,000        15,350,667
       Series C, FSA Insured, 6.00%, 7/01/12 .....................................................      3,040,000         3,368,168
       Series C, FSA Insured, 6.10%, 7/01/19 .....................................................      5,215,000         6,204,442
   Tracy CFD Special Tax, No. 98-1 Plan C Properties,
       5.875%, 8/01/23 ...........................................................................      6,355,000         6,482,036
       6.00%, 8/01/26 ............................................................................      8,235,000         8,403,982
   Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
     5.125%, 10/01/27 ............................................................................      5,000,000         5,222,000
   Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ........      5,000,000         5,219,450
   Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding,
     7.50%, 1/01/17 ..............................................................................     35,585,000        36,147,243
   Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ..................      4,455,000         4,590,076
   Tustin CFD Special Tax, No. 04-01, John Lang Homes,
       5.375%, 9/01/29 ...........................................................................      1,000,000           996,580
       5.50%, 9/01/34 ............................................................................      1,500,000         1,504,290
   Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 ........................................      8,645,000         9,768,936


42 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project,
     AMBAC Insured, 5.75%, 10/01/33 ..............................................................  $   5,055,000   $     5,577,990
   University of California Revenues, Multiple Purpose Projects, Series O, FGIC Insured,
     5.00%, 9/01/23 ..............................................................................      9,200,000         9,537,088
   University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC Insured,
     5.00%, 5/15/34 ..............................................................................     10,000,000        10,220,200
   University of California Revenues,
       Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 ............................     20,575,000        21,204,389
       Multi-Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 ............................     13,430,000        13,822,828
       Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ..............................      5,000,000         5,109,650
       Series O, FGIC Insured, 5.25%, 9/01/34 ....................................................     61,235,000        64,355,536
   Upland COP,
       Refunding, Mortgage Insured, 5.50%, 1/01/07 ...............................................      2,745,000         2,773,658
       San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .................................     11,210,000        12,071,489
   Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..................................................      5,035,000         4,738,841
   Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A,
     5.80%, 9/01/31 ..............................................................................      4,915,000         4,922,028
   Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .................      2,310,000         2,320,418
   Vista Community Development Commission Tax Allocation Revenue,
     Vista Redevelopment Project Area,
       5.875%, 9/01/37 ...........................................................................      5,000,000         5,307,050
       MBIA Insured, 5.50%, 9/01/23 ..............................................................     11,810,000        12,202,683
   Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .........................................      6,000,000         6,205,980
   Washington Township Hospital District Revenue,
       AMBAC Insured, 5.25%, 7/01/23 .............................................................      5,000,000         5,043,150
       Health Care District Revenue, 5.25%, 7/01/29 ..............................................      6,500,000         6,592,625
   Watsonville Insured Hospital Revenue, Watsonville Community Hospital,
     Series A, Pre-Refunded,
       6.30%, 7/01/15 ............................................................................      3,990,000         4,106,907
       6.35%, 7/01/24 ............................................................................      5,435,000         5,594,898
   West Basin Municipal Water District Revenue COP, 1992 Project, Refunding,
     Series A, AMBAC Insured, 5.50%, 8/01/22 .....................................................      4,000,000         4,270,120
   West Contra Costa USD, GO, Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...........     11,605,000        11,979,609
   West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...................................      6,250,000         6,452,063
   Westlands Water District Revenue COP,
       5.00%, 9/01/26 ............................................................................     13,150,000        13,531,219
       MBIA Insured, 5.00%, 9/01/34 ..............................................................     13,500,000        13,806,180
   Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       5.60%, 6/01/22 ............................................................................     14,285,000        14,822,402
       5.75%, 6/01/31 ............................................................................     28,000,000        29,119,160
   William S. Hart Joint School Financing Authority Special Tax Revenue,
     Community Facilities, FSA Insured, Pre-Refunded, 6.50%, 9/01/14 .............................      4,000,000         4,147,560
   William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..............................      8,685,000         8,955,104


                                                              Annual Report | 43

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
       9/01/29 ...................................................................................  $  10,100,000   $    10,428,553
       9/01/34 ...................................................................................     12,765,000        13,180,245
                                                                                                                    ---------------
   TOTAL CALIFORNIA (COST $9,460,428,906).........................................................                    9,946,026,093
                                                                                                                    ---------------
   U. S. TERRITORIES 7.0%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding, 5.50%, 5/15/39 .................................................................      7,210,000         7,141,505
       Refunding, 5.625%, 5/15/43 ................................................................     25,500,000        25,085,115
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
       5.125%, 7/01/31 ...........................................................................     95,185,000        97,913,954
       Pre-Refunded, 5.00%, 7/01/27 ..............................................................     26,750,000        29,134,227
       Pre-Refunded, 5.125%, 7/01/31 .............................................................     47,740,000        52,191,755
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Series A, MBIA Insured, 5.00%, 7/01/38 ....................................................    116,975,000       119,901,714
       Series B, MBIA Insured, 6.00%, 7/01/31 ....................................................     13,000,000        14,757,860
       Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................................     13,200,000        15,019,092
       Series D, 5.375%, 7/01/36 .................................................................     45,000,000        47,548,800
       Series D, 5.75%, 7/01/41 ..................................................................     20,000,000        22,192,800
       Series Y, 5.00%, 7/01/36 ..................................................................     63,000,000        64,631,070
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     Series A, AMBAC Insured, 5.00%, 7/01/28 .....................................................     10,000,000        10,249,100
   Puerto Rico Electric Power Authority Revenue,
       Series DD, MBIA Insured, 5.00%, 7/01/28 ...................................................     23,250,000        23,927,738
       Series II, 5.25%, 7/01/31 .................................................................     48,000,000        50,351,040
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities

     Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ....................      6,800,000         7,365,012
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 ...........................................................................     26,510,000        28,028,228
       Pre-Refunded, 5.375%, 7/01/33 .............................................................     73,490,000        80,799,315
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       5.50%, 8/01/29 ............................................................................     35,760,000        38,424,835
       Pre-Refunded, 5.50%, 8/01/29 ..............................................................    104,235,000       115,848,864
       Pre-Refunded, 5.75%, 8/01/30 ..............................................................     50,000,000        52,691,500
   Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 .....................................      7,000,000         7,364,630
       Refunding, Series A, 5.50%, 10/01/14 ......................................................      3,865,000         4,114,293
                                                                                                                    ---------------
   TOTAL U. S. TERRITORIES (COST $829,288,031)....................................................                      914,682,447
                                                                                                                    ---------------
   TOTAL BONDS (COST $10,289,716,937).............................................................                   10,860,708,540
                                                                                                                    ---------------


44 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS 14.4%
   CALIFORNIA 14.4%
   Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
       10/01/29 ..................................................................................  $  20,000,000   $     5,489,200
       10/01/30 ..................................................................................     22,000,000         5,713,400
       zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .........................................     81,685,000        57,507,057
       zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .........................................     70,015,000        49,004,199
       zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .........................................     43,770,000        30,588,664
       zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .........................................     32,960,000        22,816,560
   Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
     FSA Insured,
       9/01/24 ...................................................................................     26,855,000         9,992,477
       9/01/26 ...................................................................................     29,430,000         9,705,720
       9/01/27 ...................................................................................     22,860,000         7,127,062
       9/01/28 ...................................................................................      8,425,000         2,470,884
       9/01/29 ...................................................................................      4,320,000         1,190,894
       9/01/32 ...................................................................................     13,665,000         3,189,684
       9/01/33 ...................................................................................     37,070,000         8,182,832
       9/01/34 ...................................................................................     24,970,000         5,226,221
       3/01/37 ...................................................................................     16,080,000         2,946,499
   Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 ........................      8,570,000         2,838,555
   California Educational Facilities Authority Revenue,
       Loyola Marymount University, MBIA Insured, 10/01/32 .......................................      8,435,000         1,679,493
       Loyola Marymount University, MBIA Insured, 10/01/33 .......................................      8,435,000         1,574,730
       Loyola Marymount University, MBIA Insured, 10/01/34 .......................................      8,435,000         1,476,378
       Loyola Marymount University, MBIA Insured, 10/01/35 .......................................      8,435,000         1,384,268
       Loyola Marymount University, MBIA Insured, 10/01/36 .......................................      8,435,000         1,297,809
       Loyola Marymount University, MBIA Insured, 10/01/37 .......................................      8,435,000         1,216,833
       Loyola Marymount University, MBIA Insured, 10/01/38 .......................................      8,435,000         1,140,834
       Loyola Marymount University, MBIA Insured, 10/01/39 .......................................      8,435,000         1,069,642
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/26 ............................      7,620,000         2,502,179
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/27 ............................      7,365,000         2,286,243
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/28 ............................      4,120,000         1,203,040
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/30 ............................      5,685,000         1,476,394
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/31 ............................      7,615,000         1,870,929
       Loyola Marymount University, Refunding, MBIA Insured, 10/01/32 ............................      7,615,000         1,769,574
       Santa Clara University, AMBAC Insured, 9/01/26 ............................................      5,800,000         1,892,946
   California Health Facilities Financing Authority Revenue, Kaiser Permanente,
     Series A, ETM, 10/01/11 .....................................................................     13,970,000        10,640,390
   California HFAR, Home Mortgage,
       Capital Appreciation, Series A, 8/01/16 ...................................................        575,000           190,687
       Series N, AMBAC Insured, 8/01/31 ..........................................................     12,640,000         9,462,557
   California State GO,
       Principal Eagles II, Series 3, 3/01/09 ....................................................      7,500,000         6,521,925
       Principal Eagles II, Series 4, 6/01/06 ....................................................     10,000,000         9,640,900
       Principal Eagles II, Series 6, 3/01/09 ....................................................      5,000,000         4,339,600
       Principal M-Raes, Series 8, 4/01/09 .......................................................      9,000,000         7,787,700
   California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
       8/01/09 ...................................................................................      6,450,000         5,558,803
       8/01/10 ...................................................................................      6,745,000         5,560,983
       8/01/11 ...................................................................................      3,115,000         2,449,200


                                                              Annual Report | 45

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   Campbell USD, Series B, FGIC Insured,
       8/01/20 ...................................................................................  $   5,000,000   $     2,356,650
       8/01/21 ...................................................................................      6,280,000         2,795,793
   Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ...................      6,810,000         4,379,307
   Contra Costa Home Mortgage Finance Authority HMR,
       Mandatory Sinking Fund 3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 .......................      9,635,000         3,066,821
       Mandatory Sinking Fund 9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 .......................      8,095,000         2,680,983
       Mandatory Sinking Fund 3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 .......................      8,615,000         2,940,816
       Mandatory Sinking Fund 9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 .......................      7,135,000         2,524,006
       Mandatory Sinking Fund 3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 .......................      7,700,000         2,813,195
       Mandatory Sinking Fund 9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 .......................      6,275,000         2,370,570
       MBIA Insured, Pre-Refunded, 9/01/17 .......................................................     10,770,000         3,167,457
   Contra Costa School Financing Authority Revenue, Capital Appreciation,
     Antioch USD Community, Series B, 9/01/07 ....................................................        455,000           402,143
   El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       8/01/16 ...................................................................................      2,050,000         1,164,851
       8/01/22 ...................................................................................     11,485,000         4,545,878
       8/01/27 ...................................................................................     11,495,000         3,383,438
   Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
       12/01/19 ..................................................................................      2,775,000         1,337,217
       12/01/20 ..................................................................................      2,765,000         1,261,504
       12/01/21 ..................................................................................      4,195,000         1,795,628
       12/01/22 ..................................................................................      4,195,000         1,694,738
       12/01/23 ..................................................................................      4,195,000         1,580,928
       12/01/24 ..................................................................................      4,200,000         1,487,850
   Foothill De Anza Community College District GO,
       Capital Appreciation, MBIA Insured, 8/01/27 ...............................................      5,205,000         1,629,842
       MBIA Insured, 8/01/26 .....................................................................      5,290,000         1,752,154
   Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, 1/15/25 ..................................................     57,000,000        17,823,900
       Capital Appreciation, Refunding, 1/15/30 ..................................................     98,460,000        22,662,538
       Capital Appreciation, Refunding, 1/15/31 ..................................................     14,635,000         3,163,648
       Capital Appreciation, Refunding, 1/15/34 ..................................................    100,000,000        17,995,000
       Capital Appreciation, Refunding, 1/15/36 ..................................................    182,160,000        28,992,586
       Capital Appreciation, Refunding, 1/15/38 ..................................................    160,560,000        22,619,693
       Capital Appreciation, Refunding, MBIA Insured, 1/15/21 ....................................     51,180,000        20,440,268
       Capital Appreciation, Refunding, MBIA Insured, 1/15/37 ....................................    170,615,000        25,573,482
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ..........     49,500,000        41,402,295
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 .........     80,835,000        65,764,931
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 .........     80,500,000        65,473,870
       Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 .........    112,230,000        91,306,961
       Capital Appreciation, senior lien, Series A, ETM, 1/01/22 .................................     30,835,000        14,076,178
       Capital Appreciation, senior lien, Series A, ETM, 1/01/23 .................................      5,765,000         2,489,615
       Capital Appreciation, senior lien, Series A, ETM, 1/01/24 .................................     72,045,000        29,403,726
       Capital Appreciation, senior lien, Series A, ETM, 1/01/28 .................................      2,000,000           652,080
       Convertible Capital Appreciation, Refunding, 1/15/23 ......................................     10,000,000         8,279,000


46 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
       Convertible Capital Appreciation, Refunding, 1/15/26 ......................................  $  30,000,000   $    24,407,100
       Convertible Capital Appreciation, Refunding, 1/15/32 ......................................    100,000,000        20,325,000
       Convertible Capital Appreciation, Refunding, 1/15/33 ......................................    132,460,000        25,359,467
       Convertible Capital Appreciation, Refunding, 1/15/35 ......................................     20,000,000         3,387,600
       Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05,
        7.05% thereafter, 1/01/09 ................................................................     10,000,000        11,421,700
       Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, zero cpn. to
        1/01/05, 7.15% thereafter, 1/01/14 .......................................................      5,500,000         6,547,860
       senior lien, Series A, ETM, 1/01/25 .......................................................     20,660,000         7,961,124
       senior lien, Series A, ETM, 1/01/26 .......................................................     23,475,000         8,549,830
       senior lien, Series A, ETM, 1/01/27 .......................................................     15,000,000         5,170,350
       senior lien, Series A, ETM, 1/01/29 .......................................................     35,310,000        10,832,402
   Glendale Community College District GO, FGIC Insured, 8/01/28 .................................     15,000,000         4,418,550
   Huntington Beach City and School District, Capital Appreciation, Election 2002,
     Series A, FGIC Insured, 8/01/28 .............................................................     10,005,000         2,947,173
   Lodi Electric Systems Revenue COP, Capital Appreciation Bond,
     Series B, MBIA Insured, 1/15/19 .............................................................      6,360,000         3,087,462
   Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM, 12/01/05 ........     26,750,000        26,300,868
   Modesto High School District Stanislaus County GO, Capital Appreciation,
     Series A, FGIC Insured,
       8/01/21 ...................................................................................      9,660,000         4,300,535
       8/01/23 ...................................................................................     10,815,000         4,290,635
       5/01/27 ...................................................................................     12,770,000         4,050,899
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
       8/01/27 ...................................................................................      6,315,000         1,956,008
       8/01/28 ...................................................................................      6,625,000         1,929,465
   New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 ......................     14,700,000         5,637,303
   Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 .....................      4,090,000         1,806,471
   Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 .............................................     19,095,000         7,693,757
   Rancho Water District Financing Authority Revenue, AMBAC Insured,
       8/15/16 ...................................................................................      8,605,000         5,127,117
       8/15/17 ...................................................................................     13,605,000         7,652,132
       8/15/18 ...................................................................................     13,605,000         7,209,290
   Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ...............................................     13,985,000         7,057,670
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     MBIA Insured,
       6/01/23 ...................................................................................     14,160,000         5,516,736
       6/01/24 ...................................................................................     13,005,000         4,765,682
   Riverside County Board of Education COP, Capital Appreciation Financing Projects,
     Series A, ETM, 11/01/05 .....................................................................        280,000           276,046
   Riverside County SFMR, Capital Appreciation Mortgage,
       Series A, GNMA Secured, ETM, 9/01/14 ......................................................     20,220,000        13,778,312
       Series A, GNMA Secured, ETM, 11/01/20 .....................................................     25,055,000        11,682,645
       Series B, GNMA Secured, ETM, 6/01/23 ......................................................     26,160,000        10,447,519


                                                              Annual Report | 47

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   Rocklin USD, GO,
       Capital Appreciation, Series A, FGIC Insured, 9/01/08 .....................................  $   3,660,000   $     3,280,531
       Capital Appreciation, Series A, FGIC Insured, 9/01/09 .....................................      4,100,000         3,537,152
       Capital Appreciation, Series A, FGIC Insured, 9/01/10 .....................................      4,595,000         3,799,054
       Capital Appreciation, Series A, FGIC Insured, 9/01/11 .....................................      5,145,000         4,029,976
       Capital Appreciation, Series A, FGIC Insured, 9/01/12 .....................................      5,760,000         4,286,477
       Capital Appreciation, Series A, FGIC Insured, 9/01/16 .....................................     33,960,000        20,193,295
       Election of 2002, FGIC Insured, 8/01/25 ...................................................      8,160,000         2,874,850
       Election of 2002, FGIC Insured, 8/01/26 ...................................................      8,695,000         2,879,958
       Election of 2002, FGIC Insured, 8/01/27 ...................................................      9,080,000         2,843,220
       Election of 2002, FGIC Insured, 8/01/28 ...................................................     16,615,000         4,894,281
   Roseville City School District GO, Capital Appreciation, Series A,
       8/01/11 ...................................................................................      3,115,000         2,432,535
       8/01/17 ...................................................................................     30,770,000        16,489,335
   Roseville Joint UHSD, Capital Appreciation, Series A,
       8/01/10 ...................................................................................      1,820,000         1,497,369
       8/01/11 ...................................................................................      1,965,000         1,534,488
       8/01/17 ...................................................................................     18,155,000         9,719,824
   San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
       7/01/21 ...................................................................................     12,160,000         5,435,885
       7/01/22 ...................................................................................      8,440,000         3,566,322
       7/01/23 ...................................................................................     11,120,000         4,430,208
   San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
     Capital Appreciation,
       7/01/05 ...................................................................................     12,820,000        12,745,388
       7/01/06 ...................................................................................     11,320,000        10,939,308
       7/01/07 ...................................................................................      4,570,000         4,261,159
       7/01/08 ...................................................................................      7,785,000         6,995,290
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
        5.60% thereafter, 1/15/16 ................................................................     19,500,000        17,386,200
       Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07,
        5.70% thereafter, 1/15/19 ................................................................     57,000,000        50,578,950
       senior lien, ETM, 1/01/25 .................................................................      5,700,000         2,196,438
       senior lien, ETM, 1/01/28 .................................................................     33,545,000        10,937,012
       senior lien, ETM, 1/01/29 .................................................................     37,050,000        11,366,199
       senior lien, Refunding, Series A, 1/15/17 .................................................     17,000,000        15,057,920
       senior lien, Refunding, Series A, 1/15/18 .................................................     60,000,000        53,076,000
       senior lien, Refunding, Series A, 1/15/20 .................................................     80,000,000        70,541,600
       senior lien, Refunding, Series A, 1/15/22 .................................................     90,000,000        78,669,900
       senior lien, Refunding, Series A, 1/15/23 .................................................     80,000,000        69,429,600
       senior lien, Refunding, Series A, 1/15/24 .................................................     80,000,000        68,913,600
   San Jose USD, COP, Refunding, FSA Insured,
       1/01/27 ...................................................................................      7,105,000         2,293,281
       1/01/29 ...................................................................................      7,105,000         2,028,833


48 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    ZERO COUPON/STEP-UP BONDS (CONT.)
    CALIFORNIA (CONT.)
    San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
       8/01/26 ...................................................................................  $  15,825,000   $     5,241,557
       8/01/27 ...................................................................................     18,605,000         5,825,784
       8/01/28 ...................................................................................     19,470,000         5,735,278
    San Mateo UHSD, GO, Capital Appreciation Election of 2000,
     Series B, FGIC Insured, 9/01/22 .............................................................      5,000,000         2,095,250
    Southern California Public Power Authority Power Project Revenue, Refunding,
     Series A, AMBAC Insured, ETM,
       7/01/11 ...................................................................................     12,000,000         9,517,320
       7/01/12 ...................................................................................     16,890,000        12,779,312
       7/01/13 ...................................................................................     16,000,000        11,545,440
    Stockton East Water District COP,
       1990 Project, Series B, ETM, 4/01/05 ......................................................     28,575,000        85,439,250
       Refunding, Series B, 4/01/16 ..............................................................    103,885,000        58,654,510
    Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
     Series A, 10/01/28 ..........................................................................     17,855,000         4,924,052
    Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ...................         16,000            49,841
                                                                                                                    ---------------
    TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,770,565,022) ........................................                    1,892,079,225
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $12,060,281,959)............................................                   12,752,787,765
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS 2.4%
    BONDS 2.4%
    CALIFORNIA 2.4%
(c) California State Department of Water Resources Power Supply Revenue,
       Series B-3, Daily VRDN and Put, 2.25%, 5/01/22 ............................................     13,100,000        13,100,000
       Series B-5, Daily VRDN and Put, 2.24%, 5/01/22 ............................................     59,500,000        59,500,000
       Series B-6, Daily VRDN and Put, 2.28%, 5/01/22 ............................................     12,000,000        12,000,000
(c) California State Economic Recovery GO,
       Series C-2, Daily VRDN and Put, 2.20%, 7/01/23 ............................................     19,000,000        19,000,000
       Series C-6, Daily VRDN and Put, 2.28%, 7/01/23 ............................................     16,000,000        16,000,000
(c) California State Economic Recovery Revenue,
       Series C-3, Daily VRDN and Put, 2.20%, 7/01/23 ............................................      4,600,000         4,600,000
       Series C-5, Daily VRDN and Put, 2.25%, 7/01/23 ............................................     16,900,000        16,900,000
       Series C-8, Daily VRDN and Put, 2.23%, 7/01/23 ............................................     13,900,000        13,900,000
(c) California State GO,
       Kindergarten University, Series B-3, Daily VRDN and Put, 2.25%, 5/01/34 ...................      6,000,000         6,000,000
       Series A-2, Daily VRDN and Put, 2.28%, 5/01/33 ............................................      7,000,000         7,000,000
       Series A-3, Daily VRDN and Put, 2.20%, 5/01/33 ............................................     20,300,000        20,300,000
(c) California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
     AMBAC Insured, Daily VRDN and Put, 2.20%, 8/15/27 ...........................................      3,600,000         3,600,000
(c) Irvine 1915 Act Special Assessment, AD No. 03-19, Series A, Daily VRDN and Put,
     2.28%, 9/02/29 ..............................................................................      4,514,000         4,514,000
(c) Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put,
     2.24%, 8/01/16 ..............................................................................      4,000,000         4,000,000
(c) Irvine USD Special Tax, CFD No. 01-1, Daily VRDN and Put, 2.28%, 9/01/38 .....................      3,850,000         3,850,000


                                                              Annual Report | 49

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHOT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(c) Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 2.28%, 7/01/35 .................................  $  25,300,000   $    25,300,000
       Refunding, Series B-3, Daily VRDN and Put, 1.70%, 7/01/35 .................................      9,400,000         9,400,000
       Series B, Weekly VRDN and Put, 2.23%, 7/01/27 .............................................      4,500,000         4,500,000
       Series C-2, Daily VRDN and Put, 2.25%, 7/01/36 ............................................     52,700,000        52,700,000
(c) Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
     Series C, Daily VRDN and Put, 2.26%, 10/01/26 ...............................................      8,050,000         8,050,000
(c) Orange County Sanitation Districts COP, Refunding,
       Series A, Daily VRDN and Put, 2.28%, 8/01/29 ..............................................     17,525,000        17,525,000
       Series B, Daily VRDN and Put, 2.28%, 8/01/30 ..............................................        100,000           100,000
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $321,839,000)..............................................                      321,839,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $12,382,120,959) 99.3%................................................                   13,074,626,765
    OTHER ASSETS, LESS LIABILITIES 0.7%...........................................................                       91,474,601
                                                                                                                    ---------------
    NET ASSETS 100.0%.............................................................................                  $13,166,101,366
                                                                                                                    ===============

See Selected Portfolio Abbreviations on next page.

(a)   See Note 1(b) regarding securities purchased on a delayed delivery basis.

(b)   Defaulted securities. See Note 6.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


50 | See notes to financial statements  | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

SELECTED PORTFOLIO ABBREVIATIONS


1915 ACT  Improvement Bond Act of 1915                                IDR    Industrial Development Revenue
ABAG      The Association of Bay Area Governments                     MBIA   Municipal Bond Investors Assurance Corp.
AD        Assessment District                                         MBS    Mortgage-Backed Securities
AMBAC     American Municipal Bond Assurance Corp.                     MFHR   Multi-Family Housing Revenue
BART      Bay Area Rapid Transit                                      MFMR   Multi-Family Mortgage Revenue
CDA       Community Development Authority/Agency                      MFR    Multi-Family Revenue
CFD       Community Facilities District                               MTA    Metropolitan Transit Authority
CHFCLP    California Health Facilities Construction Loan Program      MUD    Municipal Utility District
COP       Certificate of Participation                                PBA    Public Building Authority
CRDA      Community Redevelopment Authority/Agency                    PCFA   Pollution Control Financing Authority
CSAC      County Supervisors Association of California                PCR    Pollution Control Revenue
ETM       Escrow to Maturity                                          PFA    Public Financing Authority
FGIC      Financial Guaranty Insurance Co.                            PFAR   Public Financing Authority Revenue
FHA       Federal Housing Authority/Agency                            RDA    Redevelopment Agency/Authority
FNMA      Federal National Mortgage Association                       RDAR   Redevelopment Agency Revenue
FSA       Financial Security Assurance                                RMR    Residential Mortgage Revenue
GNMA      Government National Mortgage Association                    SFHMR  Single Family Home Mortgage Revenue
GO        General Obligation                                          SFM    Single Family Mortgage
HFA       Housing Finance Authority/Agency                            SFMR   Single Family Mortgage Revenue
HFAR      Housing Finance Authority Revenue                           UHSD   Unified/Union High School District
HMR       Home Mortgage Revenue                                       USD    Unified/Union School District
ID        Improvement District


                                                              Annual Report | 51

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005

Assets:
 Investments in securities:
  Cost .....................................................   $ 12,382,120,959
                                                               ================
  Value ....................................................   $ 13,074,626,765
 Cash ......................................................             42,944
 Receivables:
  Capital shares sold ......................................          8,172,556
  Interest .................................................        153,059,090
                                                               ----------------
      Total assets .........................................     13,235,901,355
                                                               ----------------
Liabilities:
 Payables:
  Investment securities purchased ..........................         47,278,798
  Capital shares redeemed ..................................         14,134,565
  Affiliates ...............................................          7,966,548
 Other liabilities .........................................            420,078
                                                               ----------------
      Total liabilities ....................................         69,799,989
                                                               ----------------
        Net assets, at value ...............................   $ 13,166,101,366
                                                               ================
Net assets consist of:
 Undistributed net investment income .......................   $     35,031,833
 Net unrealized appreciation (depreciation) ................        692,505,806
 Accumulated net realized gain (loss) ......................          4,107,760
 Paid-in Capital ...........................................     12,434,455,967
                                                               ----------------
        Net assets, at value ...............................   $ 13,166,101,366
                                                               ================


52 |  See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2005

CLASS A:
 Net assets, at value ......................................   $ 12,270,602,616
                                                               ================
 Shares outstanding ........................................      1,687,914,254
                                                               ================
 Net asset value per share(a) ..............................   $           7.27
                                                               ================
 Maximum offering price per share
 (net asset value per share / 95.75%) ......................   $           7.59
                                                               ================
CLASS B:
 Net assets, at value ......................................   $    358,856,074
                                                               ================
 Shares outstanding ........................................         49,410,732
                                                               ================
 Net asset value and maximum offering price per share(a) ...   $           7.26
                                                               ================
CLASS C:
 Net assets, at value ......................................   $    494,253,547
                                                               ================
 Shares outstanding ........................................         68,076,121
                                                               ================
 Net asset value and maximum offering price per share(a) ...   $           7.26
                                                               ================
ADVISOR CLASS:
 Net assets, at value ......................................   $     42,389,129
                                                               ================
 Shares outstanding ........................................          5,836,553
                                                               ================
 Net asset value and maximum offering price per share(a) ...   $           7.26
                                                               ================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 53

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
for the year ended March 31, 2005

Investment income:
 Interest ..................................................   $    699,957,004
                                                               ----------------
Expenses:
 Management fees (Note 3) ..................................         58,916,055
 Distribution fees (Note 3)
  Class A ..................................................         10,315,283
  Class B ..................................................          2,374,647
  Class C ..................................................          3,200,764
 Transfer agent fees (Note 3) ..............................          3,866,839
 Custodian fees ............................................            201,944
 Reports to shareholders ...................................            219,263
 Registration and filing fees ..............................             64,022
 Professional fees .........................................            219,396
 Directors' fees and expenses ..............................            106,609
 Other .....................................................            612,043
                                                               ----------------
      Total expenses .......................................         80,096,865
                                                               ----------------
        Net investment income ..............................        619,860,139
                                                               ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .................         13,464,279
 Net change in unrealized appreciation
 (depreciation) on investments .............................       (118,608,545)
                                                               ----------------
Net realized and unrealized gain (loss) ....................       (105,144,266)
                                                               ----------------
Net increase (decrease) in net assets
 resulting from operations .................................   $    514,715,873
                                                               ================


54 | See notes to financial statements. | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended March 31, 2005 and 2004

                                                               ------------------------------------
                                                                     2005                2004
                                                               ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................   $    619,860,139    $    662,044,018
  Net realized gain (loss) from investments ................         13,464,279          23,381,998
  Net change in unrealized appreciation
  (depreciation) on investments ............................       (118,608,545)        111,285,142
                                                               ------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........................        514,715,873         796,711,158
                                                               ------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................       (574,193,662)       (616,776,726)
   Class B .................................................        (15,193,859)        (16,687,880)
   Class C .................................................        (20,376,179)        (22,281,616)
   Advisor Class ...........................................         (1,469,553)           (629,884)
  Net realized gains:
   Class A .................................................         (9,132,884)                 --
   Class B .................................................           (271,805)                 --
   Class C .................................................           (364,970)                 --
   Advisor Class ...........................................            (30,663)                 --
                                                               ------------------------------------
 Total distributions to shareholders .......................       (621,033,575)       (656,376,106)
                                                               ------------------------------------
 Capital share transactions: (Note 2)
   Class A .................................................       (415,250,515)       (722,905,153)
   Class B .................................................        (32,523,206)        (11,139,146)
   Class C .................................................        (24,790,905)        (19,961,144)
   Advisor Class ...........................................         27,782,649           3,753,127
                                                               ------------------------------------
 Total capital share transactions ..........................       (444,781,977)       (750,252,316)
                                                               ------------------------------------
 Redemption fees ...........................................             16,910                  --
                                                               ------------------------------------
      Net decrease in net assets ...........................       (551,082,769)       (609,917,264)
Net assets:
 Beginning of year .........................................     13,717,184,135      14,327,101,399
                                                               ------------------------------------
 End of year ...............................................   $ 13,166,101,366    $ 13,717,184,135
                                                               ====================================
Undistributed net investment income
 included in net assets:
 End of year ...............................................   $     35,031,833    $     27,324,696
                                                               ====================================


                         Annual Report | See notes to financial statements. | 55

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.


56 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Effective March 1, 2005, Class B shares are no longer offered except to existing Class B shareholders through reinvested distributions or exchanges into other Franklin Templeton funds' Class B shares, as permitted by the applicable fund prospectus. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                              Annual Report | 57

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

2. CAPITAL STOCK (CONTINUED)

At March 31, 2005, there were five billion shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 ------------------------------------------------------------------------
                                                           YEAR ENDED MARCH 31,
                                                2005                                  2004
                                 ------------------------------------------------------------------------
                                     SHARES             AMOUNT             SHARES             AMOUNT
                                 ------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................       106,655,270    $   766,441,656        118,710,830    $   857,323,376
 Shares issued in reinvestment
  of distributions ...........        43,771,123        314,262,732         43,200,441        310,542,600
 Shares redeemed .............      (209,026,835)    (1,495,954,903)      (262,594,458)    (1,890,771,129)
                                 ------------------------------------------------------------------------
 Net increase (decrease) .....       (58,600,442)   $  (415,250,515)      (100,683,187)   $  (722,905,153)
                                 ========================================================================
CLASS B SHARES:
 Shares sold .................         2,207,301    $    15,831,757          6,060,165    $    43,780,416
 Shares issued in reinvestment
  of distributions ...........         1,437,360         10,311,090          1,557,633         11,186,777
 Shares redeemed .............        (8,209,774)       (58,666,053)        (9,223,001)       (66,106,339)
                                 ------------------------------------------------------------------------
 Net increase (decrease) .....        (4,565,113)   $   (32,523,206)        (1,605,203)   $   (11,139,146)
                                 ========================================================================
CLASS C SHARES:
 Shares sold .................        10,795,707    $    77,710,549         11,843,722    $    85,522,926
 Shares issued in reinvestment
  of distributions ...........         1,850,161         13,266,511          1,975,710         14,189,306
 Shares redeemed .............       (16,181,993)      (115,767,965)       (16,660,496)      (119,673,376)
                                 ------------------------------------------------------------------------
 Net increase (decrease) .....        (3,536,125)   $   (24,790,905)        (2,841,064)   $   (19,961,144)
                                 ========================================================================
ADVISOR CLASS SHARES:
 Shares sold .................         4,603,907    $    32,788,641          1,224,250    $     8,819,297
 Shares issued in reinvestment
  of distributions ...........            62,106            445,412             56,897            408,434
 Shares redeemed .............          (757,009)        (5,451,404)          (766,112)        (5,474,604)
                                 ------------------------------------------------------------------------
 Net increase (decrease) .....         3,909,004    $    27,782,649            515,035    $     3,753,127
                                 ========================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------
SUBSIDIARY                                                     AFFILIATION
-------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                              Investment manager
Franklin Templeton Services LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent


58 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE  NET ASSETS
--------------------------------------------------------------------------------
       0.625%        Up to and including $100 million
       0.500%        Over $100 million, up to and including $250 million
       0.450%        Over $250 million, up to and including $10 billion
       0.440%        Over $10 billion, up to and including $12.5 billion
       0.420%        Over $12.5 billion, up to and including $15 billion
       0.400%        In excess of $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.10%, 0.65%, and 0.65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received .................................   $ 1,826,868
Contingent deferred sales charges retained .................   $   789,740

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $3,866,839, of which $3,480,564 was retained by Investor Services.


                                                              Annual Report | 59

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

4. INCOME TAXES

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts and premium.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premium.

The tax character of distributions paid during the years ended March 31, 2005 and 2004, was as follows:

                                                    ---------------------------
                                                        2005            2004
                                                    ---------------------------
Distributions paid from:
Tax-exempt income ................................  $611,233,253   $656,376,106
Long-term capital gains ..........................     9,800,322             --
                                                    ---------------------------
                                                    $621,033,575   $656,376,106
                                                    ===========================

At March 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed tax exempt income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ........................................   $ 12,369,460,938
                                                               ================
Unrealized appreciation ....................................   $    756,021,092
Unrealized depreciation ....................................        (50,855,265)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $    705,165,827
                                                               ================
Undistributed tax exempt income ............................   $     29,097,885
Undistributed long term capital gains ......................          4,363,027
                                                               ----------------
Distributable earnings .....................................   $     33,460,912
                                                               ================

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended March 31, 2005 aggregated $1,079,606,724 and $1,829,548,622, respectively.

6. DEFAULTED SECURITIES

The Fund held a defaulted security for which the income has been deemed uncollectible. At March 31, 2005, the value of this security was $44,407,885, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to the specific security, see the accompanying Statement of Investments.


60 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

7. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                              Annual Report | 61

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Fund, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the Fund and other funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


62 | Annual Report

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin California Tax-Free Income Fund (the "Fund") at March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
May 10, 2005


                                                              Annual Report | 63

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby designates $14,161,749 as a capital gain dividend for the fiscal year ended March 31, 2005.

Under section 852(b)(5)(A) of the Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2005. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2006, shareholders will be notified of amounts for use in preparing their 2005, income tax returns.


64 | Annual Report

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)            Director        Since 1977         143                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (72)         Director        Since 1981         144                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (53)            Director        Since 1998         98                         Director, Amerada Hess Corporation
One Franklin Parkway                                                                           (exploration and refining of oil
San Mateo, CA 94403-1906                                                                       and gas), H.J. Heinz Company
                                                                                               (processed foods and allied
                                                                                               products), RTI International Metals,
                                                                                               Inc. (manufacture and distribution
                                                                                               of titanium), Canadian National
                                                                                               Railway (railroad), and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 65

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (77)           Director        Since 1992         143                        Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and Overstock.com
                                                                                               (Internet services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known as
                                                                                               MCI WorldCom, Inc. and WorldCom,
                                                                                               Inc.) (communications services)
                                                                                               (1988-2002), White Mountains
                                                                                               Insurance Group, Ltd. (holding com-
                                                                                               pany) (1987-2004) and Spacehab, Inc.
                                                                                               (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (72)        Director,       Director since     145                        None
One Franklin Parkway             President and   1977, President
San Mateo, CA 94403-1906         Chief           since 1984 and
                                 Executive       Chief Executive
                                 Officer -       Officer -
                                 Investment      Investment
                                 Management      Management
                                                 since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (64)    Director        Director since     127                        None
One Franklin Parkway             and Vice        1983, and vice
San Mateo, CA 94403-1906         President       President since
                                                 1982
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (45)              Vice President  Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


66 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (60)             Vice President  Since 1987         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (40)       Vice President  Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)              Chief           Since July 2004    Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (43)             Treasurer       Since July 2004    Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)          Vice President  Since 1995         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President; Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (57)            Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 67

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (58)               Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (57)            Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (68)           Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc.
and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources,
Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)           Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway             and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN VETTER (53)                Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Accounting
                                 Officer
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services,
LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------


68 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (43)                Vice President  Since 1999         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT DIRECTORS AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 69

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


70 | Annual Report

                      This page intentionally left blank.

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4,5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida(8)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1). The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2). The fund is only open to existing shareholders and select retirement plans.

(3). The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4). An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5). Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(6). For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7).  Portfolio of insured municipal securities.

(8). These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(9). The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


                                                   Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 A2005 05/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $143,040 for the fiscal year ended March 31, 2005 and $76,161 for the fiscal year ended March 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended March 31, 2005 and $51,489 for the fiscal year ended March 31, 2004. The services for which these fees were paid attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $5,253 for the fiscal year ended March 31, 2005 and $0 for the fiscal year ended March 31, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2005 and $6,852 for the fiscal year ended March 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2005 and $93,148 for the fiscal year ended March 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through
(iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $5,253 for the fiscal year ended March 31, 2005 and $151,489 for the fiscal year ended March 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  May 20, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date  May 20, 2005